UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-21634
                                  ----------------------------------------------

                                Access One Trust
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

   7501 Wisconsin Avenue, Suite 1000              Bethesda, MD           20814
--------------------------------------------------------------------------------
           (Address of principal executive offices)                   (Zip code)

           BISYS Fund Services, 3435 Stelzer Road, Columbus, OH 43219
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:   (240) 497-6400
                                                   -----------------------------

Date of fiscal year end:   October 31
                         ----------------------------------
Date of reporting period:  October 31, 2005
                         ----------------------------------

ITEM 1. REPORTS TO STOCKHOLDERS.

ACCESS ONE TRUST

Access Flex High Yield Fund

Access Flex Bear High Yield Fund
(Investor and Service Share Classes)

ANNUAL REPORT

October 31, 2005

TABLE OF CONTENTS

 i     MESSAGE FROM THE CHAIRMAN

ii     MANAGEMENT DISCUSSION OF FUND PERFORMANCE

iv     ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

 v     EXPENSE EXAMPLES

SCHEDULE OF PORTFOLIO INVESTMENTS

       1     Access Flex High Yield Fund

       2     Access Flex Bear High Yield Fund

 3     STATEMENTS OF ASSETS AND LIABILITIES

 4     STATEMENTS OF OPERATIONS

 5     STATEMENTS OF CHANGES IN NET ASSETS

 6     FINANCIAL HIGHLIGHTS

 8     NOTES TO FINANCIAL STATEMENTS

14     REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

15     TRUSTEES AND OFFICERS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to present the Annual Report to shareholders of the Access Funds for the fiscal year ended October 31, 2005.

High yield investments have been strong performers since the early months of the economic recovery, as corporate balance sheets improved, default rates plummeted and investors grew more comfortable with risk. More recently, though, high yield returns have slowed considerably-a sign of growing concern that rising inflation and interest rates could weaken the economy and in turn, high yield issuers.

After climbing 28.90% and 10.93% in 2003 and 2004, respectively, the Bear Stearns High Yield Composite Index edged up just 0.78% in the ten months ended October 31. That compares with 1.05% for the S&P 500(R) for the ten-month period. Still, despite the mounting concern about credit risk, high yield investments generally outperformed higher quality bonds. For example, the total returns on the 5- and 10-year U.S. Treasury Notes were -0.55% and 0.40%, respectively, also for the 10-month period.

Experts differ over whether this slowdown marks a turning point in high yield performance, or just a pause. Such contrasting views, of course, are what make markets and also why we introduced a second high yield fund in April 2005, the Access Flex Bear High Yield Fund.

While Access Flex High Yield was designed to provide exposure to the high yield market, Access Flex Bear High Yield was designed to provide inverse (opposite) exposure to the high yield market. So investors who expect a market downturn can use the "Bear" fund to seek profit from the decline or seek to partly shield the value of existing high yield investments.

And both Access Funds permit you to adjust your fund holdings when your outlook changes, without the commonly imposed exchange restrictions and redemption fees. Keep in mind, though, that active investment strategies can reduce portfolio performance.

[PHOTO OF MICHAEL L. SAPIR]
MICHAEL L. SAPIR - chairman

Both Access Funds, included in the accompanying report, are fully exchangeable with one another and with any of the more Michael L. Sapir -- Chairman than 50 mutual funds managed by ProFund Advisors LLC. Note that exchanges may have tax consequences, so you should consult your tax adviser.

We deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

Sincerely,

/s/ Michael L. Sapir

MICHAEL L. SAPIR
CHAIRMAN

This material is authorized for distribution only when preceded or accompanied by a current prospectus.

Investing in Access Flex High Yield and Access Flex Bear High Yield Funds involve certain risks, including high yield, credit default swap, interest rate, inverse correlation, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, short sale, valuation, and lack of operating history risk. In addition, these funds permit active trading strategies that can decrease performance and increase expenses. Please see the prospectus for a more complete description of these risks.

                           ACCESS FLEX HIGH YIELD FUND

The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the fund does not seek to match the daily returns of a specific benchmark.

In recent months, mounting concern over rising short-term interest rates, inflation and a softening economy generally dampened investors' enthusiasm for fixed-income securities. For the period from the fund's inception on December 17, 2004, through its fiscal year ended October 31, 2005, the total return on the fund's Investor Class shares(1) was 1.30%. The Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned 1.16% over the same period.

High yield returns generally compared favorably with returns for less risky, lower yielding U.S. Treasury debt. From December 17, 2004, through October 31, 2005, the total return for the 5-year U.S. Treasury Note was -0.51%, while the 10-year U.S. Treasury Note returned 0.45%. However, high yield markets generally underperformed the broad U.S. stock market indexes over the period. The S&P 500(R) index, for example, returned 2.61% from December 17, 2004, through October 31, 2005.

Access Flex High Yield Fund is designed to maintain exposure to the high yield market, regardless of market conditions. This means the fund does not adopt defensive positions in anticipation of an adverse market climate. The Access Flex High Yield Fund seeks to achieve its high yield exposure primarily through Credit Default Swaps (CDSs) but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and interest rate swap agreements and futures contracts.

(1) This fund also offers Service Class shares, which have different charges and expense levels that will affect performance.

--------------------------------------------------------------------------------
  VALUE OF A $10,000 INVESTMENT*
--------------------------------------------------------------------------------

                    [CHART OF VALUE OF A $10,000 INVESTMENT]

              ACCESS FLEX HIGH YIELD      BEAR STEARNS HIGH YIELD      ACCESS FLEX HIGH YIELD
                 FUND - INVESTOR              COMPOSITE INDEX              FUND - SERVICE
12/17/04            $10,000                      $10,000                      $10,000
12/31/04              9,983                       10,038                        9,980
01/31/05              9,867                       10,019                        9,847
02/28/05              9,840                       10,172                        9,817
03/31/05              9,626                        9,895                        9,593
04/30/05              9,684                        9,768                        9,640
05/31/05              9,913                        9,939                        9,849
06/30/05             10,005                       10,107                        9,934
07/31/05             10,100                       10,251                       10,019
08/31/05             10,148                       10,295                       10,053
09/30/05             10,085                       10,183                        9,979
10/31/05             10,130                       10,116                       10,013

                                  [END CHART]

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Access Flex High Yield Fund from December 17, 2004 (inception date) to October 31, 2005, assuming the reinvestment of distributions.

--------------------------------------------------------------------------------
  AGGREGATE TOTAL RETURN as of 10/31/05
--------------------------------------------------------------------------------

                                                     Since Inception (12/17/04)
                                                     -------------------------
Investor                                                       1.30%
Service                                                        0.13%
Bear Stearns High Yield Composite Index                        1.16%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. RETURN CALCULATIONS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. DURING THE PERIOD, CERTAIN FEES WERE REDUCED. IF SUCH FEE REDUCTIONS HAD NOT OCCURRED, THE QUOTED PERFORMANCE WOULD BE LOWER. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT WWW.ACCESSHIGHYIELD.COM.

INVESTMENTS IN HIGH YIELD BONDS ARE SUBJECT TO GREATER VOLATILITY AND GREATER CREDIT RISKS THAN INVESTING IN U.S. TREASURIES. U.S. TREASURY INSTRUMENTS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST, IF HELD TO MATURITY. HOWEVER, BOTH THE PRINCIPAL AND YIELD OF A MUTUAL FUND WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS.

ACCESS FLEX HIGH YIELD FUND IS SUBJECT TO THE FOLLOWING RISKS THAT MAY INCREASE FUND EXPENSES AND DECREASE FUND PERFORMANCE: HIGH YIELD RISK, CREDIT DEFAULT SWAP RISK, INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, COUNTERPARTY RISK, FOREIGN INVESTMENT RISK, ISSUER RISK, MANAGEMENT RISK, MARKET RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, TURNOVER RISK, VALUATION RISK, AND LACK OF OPERATING HISTORY RISK. IN ADDITION, THIS FUND PERMITS ACTIVE INVESTMENT STRATEGIES THAT CAN DECREASE PERFORMANCE AND INCREASE EXPENSES. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

              The above information is not covered by the Report of
                 Independent Registered Public Accounting Firm.

                        ACCESS FLEX BEAR HIGH YIELD FUND

The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the fund does not seek to match the daily returns of a specific benchmark.

For the period from the fund's inception on April 27, 2005, through its fiscal year ended October 31, 2005, the total return for the Investor Class shares(1) of Access Flex Bear High Yield Fund was -4.17%. The Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned 3.10% over the same period.

High yield issues generally held more appeal for investors than less risky, lower yielding U.S. Treasury debt. From April 27, 2005, through October 31, 2005, the total return for the 5-year U.S. Treasury Note was -0.51%, while the 10-year U.S. Treasury Note returned -0.76%.

However, high yield markets generally underperformed the broad U.S. stock market indexes. For example, the S&P 500(R) returned 5.35% from April 27, 2005, through October 31, 2005.

Access Flex Bear High Yield Fund is designed to maintain inverse exposure to the high yield market, regardless of market conditions. This means the fund does not adopt defensive positions in anticipation of an adverse market climate. The Access Flex Bear High Yield Fund seeks to achieve its high yield exposure primarily through Credit Default Swaps (CDSs) but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and interest rate swap agreements and futures contracts.

(1) This fund also offers Service Class shares, which have different charges and expense levels that will affect performance.

--------------------------------------------------------------------------------
  VALUE OF A $10,000 INVESTMENT*
--------------------------------------------------------------------------------

                    [CHART OF VALUE OF A $10,000 INVESTMENT]

             BEAR STEARNS HIGH YIELD     ACCESS FLEX BEAR HIGH     ACCESS FLEX BEAR HIGH
                 COMPOSITE INDEX         YIELD FUND - INVESTOR      YIELD FUND - SERVICE
04/27/05           $10,000                    $10,000                    $10,000
04/30/05             9,956                     10,030                     10,030
05/31/05            10,129                      9,767                      9,753
06/30/05            10,301                      9,670                      9,647
07/31/05            10,447                      9,577                      9,543
08/31/05            10,492                      9,537                      9,493
09/30/05            10,378                      9,607                      9,557
10/31/05            10,310                      9,583                      9,523

                                   [END CHART]

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Access Flex Bear High Yield Fund from April 27, 2005 (inception date) to October 31, 2005, assuming the reinvestment of distributions.

--------------------------------------------------------------------------------
  AGGREGATE TOTAL RETURN as of 10/31/05
--------------------------------------------------------------------------------

                                                     Since Inception (4/27/05)
                                                     -------------------------
Investor                                                       -4.17%
Service                                                        -4.77%
Bear Stearns High Yield Composite Index                         3.10%

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. RETURN CALCULATIONS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT WWW.ACCESSHIGHYIELD.COM.

INVESTMENTS IN HIGH YIELD BONDS ARE SUBJECT TO GREATER VOLATILITY AND GREATER CREDIT RISKS THAN INVESTING IN U.S. TREASURIES. U.S. TREASURY INSTRUMENTS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST, IF HELD TO MATURITY. HOWEVER, BOTH THE PRINCIPAL AND YIELD OF A MUTUAL FUND WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS.

INVESTING IN ACCESS FLEX BEAR HIGH YIELD FUND INVOLVES CERTAIN RISKS, INCLUDING HIGH YIELD, CREDIT DEFAULT SWAP, INTEREST RATE, INVERSE CORRELATION, CREDIT, LIQUIDITY, AGGRESSIVE INVESTMENT TECHNIQUE, COUNTERPARTY, FOREIGN INVESTMENT, ISSUER, MANAGEMENT, MARKET, NON-DIVERSIFICATION, REPURCHASE AGREEMENT, SHORT SALE, VALUATION, AND LACK OF OPERATING HISTORY RISK. IN ADDITION, THIS FUND PERMITS ACTIVE TRADING STRATEGIES THAT CAN DECREASE PERFORMANCE AND INCREASE EXPENSES. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

              The above information is not covered by the Report of
                 Independent Registered Public Accounting Firm.

           ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
                                OCTOBER 31, 2005

ACCESS FLEX HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

                      HIGH YIELD MARKET EXPOSURE

                                                               % OF
INVESTMENT TYPE                                             NET ASSETS
---------------                                             ----------
Swap Agreements                                                101%
----------------------------------------------------------------------
Total Exposure                                                 101%
----------------------------------------------------------------------

-------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access Flex High Yield Fund primarily invests in non-equity investments, which may include; swap agreements, futures contracts, U.S. Government securities and repurchase agreements.

                            INDUSTRY EXPOSURE

                                                               % OF
                                                          MARKET EXPOSURE
                                                          ---------------
Consumer Cyclical                                              22.23%
Communications                                                 15.15%
Basic Materials                                                12.12%
Consumer Non-Cyclical                                          12.12%
Industrial                                                     12.12%
Energy                                                          8.08%
Utilities                                                       7.07%
Technology                                                      6.06%
Financial                                                       5.05%
-------------------------------------------------------------------------

ACCESS FLEX BEAR HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

                      HIGH YIELD MARKET EXPOSURE

                                                               % OF
INVESTMENT TYPE                                             NET ASSETS
---------------                                             ----------
Swap Agreements                                               (103)%
----------------------------------------------------------------------
Total Exposure                                                (103)%
----------------------------------------------------------------------

-------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access Flex Bear High Yield Fund primarily invests in non-equity investments, which may include; swap agreements, futures contracts, U.S. Government securities and repurchase agreements.

                                INDUSTRY EXPOSURE

                                                               % OF
                                                          MARKET EXPOSURE
                                                          ---------------
Consumer Cyclical                                              22.23%
Communications                                                 15.15%
Basic Materials                                                12.12%
Consumer Non-Cyclical                                          12.12%
Industrial                                                     12.12%
Energy                                                          8.08%
Utilities                                                       7.07%
Technology                                                      6.06%
Financial                                                       5.05%
-------------------------------------------------------------------------

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the HYPOTHETICAL RETURN table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                      BEGINNING        ENDING         EXPENSES PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                       5/1/05         10/31/05      5/1/05 - 10/31/05   5/1/05 - 10/31/05
                                                    -------------   -------------   -----------------   -----------------
ACTUAL RETURN
Access Flex High Yield Fund - Investor Class          $1,000.00       $1,046.00           $10.57              2.05%
Access Flex High Yield Fund - Service Class            1,000.00        1,038.60            15.67              3.05%
Access Flex Bear High Yield Fund - Investor Class      1,000.00          955.50             9.46              1.92%
Access Flex Bear High Yield Fund - Service Class       1,000.00          949.50            14.35              2.92%

-------
* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ACCESS ONE TRUST
                    EXPENSE EXAMPLES (CONTINUED) (UNAUDITED)

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                      BEGINNING        ENDING         EXPENSES PAID       EXPENSE RATIO
                                                    ACCOUNT VALUE   ACCOUNT VALUE     DURING PERIOD*      DURING PERIOD
                                                       5/1/05         10/31/05      5/1/05 - 10/31/05   5/1/05 - 10/31/05
                                                    -------------   -------------   -----------------   -----------------
HYPOTHETICAL RETURN
Access Flex High Yield Fund - Investor Class          $1,000.00       $1,014.87           $10.41              2.05%
Access Flex High Yield Fund - Service Class            1,000.00        1,009.83            15.45              3.05%
Access Flex Bear High Yield Fund - Investor Class      1,000.00        1,015.53             9.75              1.92%
Access Flex Bear High Yield Fund - Service Class       1,000.00        1,010.49            14.80              2.92%

-------
* Expenses are equal to the average account value times the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX HIGH YIELD FUND                                     OCTOBER 31, 2005

--------------------------------------------------------------------------------
  U.S. TREASURY OBLIGATIONS (74.7%)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                    -----------      -----------
U.S. Treasury Notes, 4.25%, 10/15/10 ..........     $16,815,000      $16,671,810
                                                                     -----------
TOTAL U.S. TREASURY OBLIGATIONS
  (Cost $16,719,600) ..........................                       16,671,810
                                                                     -----------

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (16.0%)
--------------------------------------------------------------------------------
UBS*, 3.90%, 11/1/05, dated 10/31/05,
  with a maturity value of $3,578,388
  (Collateralized by $3,644,000 Federal
  National Mortgage Association,
  3.15%, 6/30/06, market value
  $3,689,588) .................................       3,578,000        3,578,000
                                                                     -----------
TOTAL REPURCHASE AGREEMENTS
  (Cost $3,578,000) ...........................                        3,578,000
                                                                     -----------
TOTAL INVESTMENT SECURITIES
  (Cost $20,297,600)--90.7% ...................                       20,249,810
Net other assets (liabilities)--9.3% ..........                        2,067,131
                                                                     -----------
NET ASSETS--100.0% ............................                      $22,316,941
                                                                     ===========

-------
*All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                 UNREALIZED
                                                          NOTIONAL     INTEREST   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                                      AMOUNT        RATE        DATE      (DEPRECIATION)
                                                         -----------   --------   ----------   --------------
Dow Jones CDX North American High Yield Swap; Series 5   $18,500,000     3.95%    12/20/2010      $(24,743)
Dow Jones CDX North American High Yield Swap; Series 5     4,000,000     3.95%    12/20/2010        (8,248)
                                                                                                  --------
                                                                                                  $(32,991)
                                                                                                  ========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX BEAR HIGH YIELD FUND                                OCTOBER 31, 2005

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (102.4%)
--------------------------------------------------------------------------------

                                                     PRINCIPAL
                                                      AMOUNT            VALUE
                                                   ------------     ------------
UBS*, 3.90%, 11/1/05, dated 10/31/05,
  with a maturity value of $256,222,754
  (Collateralized by $260,988,000,
  various U.S. Government Agency
  Obligations, 3.15%-4.15%,
  11/1/05-2/11/10, market value
  $261,889,797) ...............................    $256,195,000     $256,195,000
                                                                    ------------
TOTAL REPURCHASE AGREEMENTS ...................                      256,195,000
                                                                    ------------
TOTAL INVESTMENT SECURITIES
  (Cost $256,195,000)--102.4% .................                      256,195,000
Net other assets (liabilities)--(2.4)% ........                       (5,971,433)
                                                                    ------------
NET ASSETS--100.0% ............................                     $250,223,567
                                                                    ============

-------
*All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                     UNREALIZED
                                                                    APPRECIATION
                                                       UNITS       (DEPRECIATION)
                                                       -----       --------------
TOTAL RETURN SWAP AGREEMENT based on the
  5-year U.S. Treasury Note (4.25% due
  10/15/10) expiring 11/15/10
  (Underlying notional amount at value
  $187,787,141) ...............................    (189,400,000)      $576,615

--------------------------------------------------------------------------------
  CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                    UNREALIZED
                                                            NOTIONAL      INTEREST   EXPIRATION    APPRECIATION
UNDERLYING INSTRUMENT                                        AMOUNT         RATE        DATE      (DEPRECIATION)
                                                         --------------   --------   ----------   --------------
Dow Jones CDX North American High Yield Swap; Series 5   $(108,100,000)     3.95%    12/20/2010      $ 74,944
Dow Jones CDX North American High Yield Swap; Series 5    (134,400,000)     3.95%    12/20/2010        95,275
Dow Jones CDX North American High Yield Swap; Series 5     (14,950,000)     3.95%    12/20/2010        11,901
                                                                                                     --------
                                                                                                     $182,120
                                                                                                     ========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
OCTOBER 31, 2005

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                     ACCESS FLEX            ACCESS FLEX
                                                                     HIGH YIELD           BEAR HIGH YIELD
                                                                        FUND                    FUND
                                                                     -----------          ---------------
ASSETS:
  Securities, at cost ........................................       $16,719,600           $         --
                                                                     -----------           ------------
  Securities, at value .......................................        16,671,810                     --
  Repurchase agreements, at cost .............................         3,578,000            256,195,000
                                                                     -----------           ------------
     Total Investment Securities .............................        20,249,810            256,195,000
  Cash .......................................................               347                    772
  Interest receivable ........................................            21,854                 27,754
  Receivable for investments sold ............................            91,626                     --
  Receivable for capital shares issued .......................         8,007,651              2,459,463
  Unrealized appreciation on total return swap agreements ....                --                576,615
  Unrealized appreciation on credit default swap agreements
     (premiums paid $0; $1,357,897, respectively) ............                --                182,120
  Receivable from Advisor ....................................           174,790                     --
  Prepaid expenses ...........................................            31,111                 38,169
                                                                     -----------           ------------
     TOTAL ASSETS ............................................        28,577,189            259,479,893
                                                                     -----------           ------------
LIABILITIES:
  Payable for investments purchased ..........................         6,120,080                509,641
  Payable for capital shares redeemed ........................            58,913              8,380,015
  Unrealized depreciation on credit default swap agreements
     (premiums received $15,311; $0, respectively) ...........            32,991                     --
  Advisory fees payable ......................................                --                142,525
  Management services fees payable ...........................                --                 28,505
  Administration fees payable ................................               376                  6,790
  Distribution and service fees payable--Service Class .......               402                  6,028
  Distribution and service fees payable--Class A .............                --                     --(a)
  Trustee fees payable .......................................                 1                     17
  Transfer agency fees payable ...............................             1,914                 21,021
  Fund accounting fees payable ...............................               514                  9,051
  Compliance services fees payable ...........................               235                    318
  Service fees payable .......................................             1,801                  3,573
  Other accrued expenses .....................................            43,021                148,842
                                                                     -----------           ------------
     TOTAL LIABILITIES .......................................         6,260,248              9,256,326
                                                                     -----------           ------------
NET ASSETS ...................................................       $22,316,941           $250,223,567
                                                                     ===========           ============
NET ASSETS CONSIST OF:
  Capital ....................................................       $24,895,346           $252,359,986
  Accumulated net investment income (loss) ...................           872,172              1,175,775
  Accumulated net realized gains (losses) on investments .....        (3,385,107)            (2,713,032)
  Net unrealized appreciation (depreciation) on investments ..           (65,470)              (599,162)
                                                                     -----------           ------------
NET ASSETS ...................................................       $22,316,941           $250,223,567
                                                                     ===========           ============
INVESTOR CLASS:
  Net Assets .................................................       $22,023,382           $244,904,166
  Shares of Beneficial Interest Outstanding ..................           749,936              8,519,455
  Net Asset Value (offering and redemption price per share) ..       $     29.37           $      28.75
                                                                     ===========           ============
SERVICE CLASS:
  Net Assets .................................................       $   293,559           $  5,318,400
  Shares of Beneficial Interest Outstanding ..................            10,030                186,156
  Net Asset Value (offering and redemption price per share) ..       $     29.27           $      28.57
                                                                     ===========           ============
CLASS A:
  Net Assets .................................................       $        --           $      1,001
  Shares of Beneficial Interest Outstanding ..................                --                     35
  Net Asset Value (redemption price per share)(b) ............       $        --           $      28.73(c)
                                                                     -----------           ------------
  Maximum Sales Charge .......................................               N/A                   4.75%
                                                                     ===========           ============
  Maximum offering price per share (100%/(100%--Maximum
     Sales Charge) of Net Asset Value Adjusted to the
     nearest cent per share) .................................       $        --           $      30.16
                                                                     ===========           ============

-------
(a) Amount is less than $0.50.
(b) Redemption price per share may vary for certain purchases of Class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c) Net asset value is calculated using unrounded net assets of $1,000.79 divided by the unrounded shares outstanding of 34.83.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
FOR THE PERIODS ENDED OCTOBER 31, 2005

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                     ACCESS FLEX           ACCESS FLEX
                                                                     HIGH YIELD          BEAR HIGH YIELD
                                                                       FUND(a)                FUND(b)
                                                                     -----------         ---------------
INVESTMENT INCOME:
  Interest ...................................................       $   925,443           $ 1,229,561
                                                                     -----------           -----------
EXPENSES:
  Advisory fees ..............................................           193,931               260,921
  Management services fees ...................................            38,786                52,184
  Administration fees ........................................            11,225                10,342
  Distribution and service fees--Service Class ...............            74,852                11,170
  Distribution and service fees--Class A .....................                --                     1
  Audit fees .................................................            23,818                45,631
  Printing fees ..............................................            54,920                37,569
  Legal fees .................................................           257,964                76,725
  Transfer agency fees .......................................            32,247                25,134
  Administrative services fees ...............................            21,589                72,806
  Registration and filing fees ...............................            39,170                54,658
  Custody fees ...............................................            25,584                 8,719
  Fund accounting fees .......................................             9,897                11,588
  Trustee fees ...............................................            17,753                   604
  Compliance services fees ...................................               482                   385
  Service fees ...............................................             3,010                 3,979
  Other fees .................................................             8,637                 6,981
                                                                     -----------           -----------
     Total Gross Expenses before reductions ..................           813,865               679,397
     Less Expenses reduced by the Advisor ....................          (234,883)                   --
                                                                     -----------           -----------
     TOTAL NET EXPENSES ......................................           578,982               679,397
                                                                     -----------           -----------
NET INVESTMENT INCOME (LOSS)..................................           346,461               550,164
                                                                     -----------           -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities .......        (1,783,863)              127,490
  Net realized gains (losses) on futures contracts ...........          (419,774)                   --
  Net realized gains (losses) on swap agreements .............          (234,715)           (3,957,147)
  Change in net unrealized appreciation/depreciation on
     investments .............................................           (65,470)             (599,162)
                                                                     -----------           -----------
     NET REALIZED AND UNREALIZED GAINS (LOSSES) ON
        INVESTMENTS ..........................................        (2,503,822)           (4,428,819)
                                                                     -----------           -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS ...............       $(2,157,361)          $(3,878,655)
                                                                     ===========           ===========

-------
(a) Commencement of operations is December 17, 2004.
(b) Commencement of operations is April 27, 2005.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                                       ACCESS FLEX               ACCESS FLEX
                                                                     HIGH YIELD FUND         BEAR HIGH YIELD FUND
                                                                ------------------------   ------------------------
                                                                     FOR THE PERIOD             FOR THE PERIOD
                                                                DECEMBER 17, 2004(a),(b)       APRIL 27, 2005(a)
                                                                THROUGH OCTOBER 31, 2005   THROUGH OCTOBER 31, 2005
                                                                ------------------------   ------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss) ...............................       $     346,461              $     550,164
  Net realized gains (losses) on investments .................          (2,438,352)                (3,829,657)
  Change in net unrealized appreciation/depreciation on
     investments .............................................             (65,470)                  (599,162)
                                                                     -------------              -------------
  Change in net assets resulting from operations .............          (2,157,361)                (3,878,655)
                                                                     -------------              -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Investor Class ..........................................            (311,757)                        --
     Service Class ...........................................            (109,287)                        --
                                                                     -------------              -------------
  Change in net assets resulting from distributions ..........            (421,044)                        --
                                                                     -------------              -------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
     Investor Class ..........................................         298,270,483                477,395,343
     Service Class ...........................................          99,199,514                 11,425,918
     Class A .................................................                  --                      1,000
  Dividends reinvested
     Investor Class ..........................................             178,660                         --
     Service Class ...........................................             108,900                         --
  Cost of shares redeemed
     Investor Class ..........................................        (275,044,549)              (228,696,894)
     Service Class ...........................................         (97,917,662)                (6,023,145)
                                                                     -------------              -------------
  Change in net assets resulting from capital transactions ...          24,795,346                254,102,222
                                                                     -------------              -------------
  Change in net assets .......................................          22,216,941                250,223,567
NET ASSETS:
  Beginning of period ........................................             100,000                         --
                                                                     -------------              -------------
  End of period ..............................................       $  22,316,941              $ 250,223,567
                                                                     =============              =============
  Accumulated net investment income (loss) ...................       $     872,172              $   1,175,775
                                                                     =============              =============
SHARE TRANSACTIONS:
  Issued
     Investor Class ..........................................          10,074,633                 16,464,844
     Service Class ...........................................           3,376,960                    394,779
     Class A .................................................                  --                         35
  Reinvested
     Investor Class ..........................................               6,119                         --
     Service Class ...........................................               3,740                         --
  Redeemed
     Investor Class ..........................................          (9,330,816)                (7,945,389)
     Service Class ...........................................          (3,370,670)                  (208,623)
                                                                     -------------              -------------
  Change in shares ...........................................             759,966                  8,705,646
                                                                     =============              =============

-------
(a) Commencement of operations
(b) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                    DISTRIBUTIONS TO
                                                               INVESTMENT ACTIVITIES                SHAREHOLDERS FROM
                                                       ---------------------------------------  -------------------------
                                                                   NET REALIZED
                                                                       AND
                                            NET ASSET     NET       UNREALIZED
                                              VALUE,   INVESTMENT      GAINS       TOTAL FROM      NET
                                            BEGINNING    INCOME     (LOSSES) ON    INVESTMENT   INVESTMENT      TOTAL
INVESTOR CLASS                              OF PERIOD    (LOSS)     INVESTMENTS    ACTIVITIES     INCOME    DISTRIBUTIONS
--------------                              ---------  ----------  ------------  -------------  ----------  -------------
ACCESS FLEX HIGH YIELD FUND
  December 17, 2004 through
     October 31, 2005(c),(d) .............    $30.00     0.42(e)      (0.06)          0.36         (0.99)      (0.99)
ACCESS FLEX BEAR HIGH YIELD FUND
  April 27, 2005 through
     October 31, 2005(c) .................    $30.00     0.24(e)      (1.49)         (1.25)           --          --

                                                                       RATIOS TO AVERAGE NET ASSETS          SUPPLEMENTAL DATA
                                                                   ------------------------------------  -------------------------

                                            NET ASSET                                            NET
                                              VALUE,                                         INVESTMENT   NET ASSETS,    PORTFOLIO
                                              END OF      TOTAL       GROSS         NET        INCOME       END OF       TURNOVER
INVESTOR CLASS                                PERIOD     RETURN    EXPENSES(a)  EXPENSES(a)   (LOSS)(a)  PERIOD (000'S)   RATE(b)
--------------                              ---------  ----------  -----------  -----------  ----------  --------------  ---------
ACCESS FLEX HIGH YIELD FUND
  December 17, 2004 through
     October 31, 2005(c),(d) .............    $29.37     1.30%(f)     2.86%        1.95%        1.63%       $ 22,023      2,542%(f)
ACCESS FLEX BEAR HIGH YIELD FUND
  April 27, 2005 through
     October 31, 2005(c) .................    $28.75    (4.17)%(f)    1.92%        1.92%        1.61%       $244,904          --(f)

-------
(a) Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c) Period from commencement of operations.
(d) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).
(e) Per share net investment income (loss) has been calculated using the daily average shares method.
(f) Not annualized for periods less than one year.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                    DISTRIBUTIONS TO
                                                               INVESTMENT ACTIVITIES                SHAREHOLDERS FROM
                                                       ---------------------------------------  -------------------------
                                                                   NET REALIZED
                                                                       AND
                                            NET ASSET     NET       UNREALIZED
                                              VALUE,   INVESTMENT      GAINS       TOTAL FROM      NET
                                            BEGINNING    INCOME     (LOSSES) ON    INVESTMENT   INVESTMENT      TOTAL
SERVICE CLASS                               OF PERIOD    (LOSS)     INVESTMENTS    ACTIVITIES     INCOME    DISTRIBUTIONS
-------------                               ---------  ----------  ------------  -------------  ----------  -------------
ACCESS FLEX HIGH YIELD FUND
  December 17, 2004 through
     October 31, 2005(c),(d) .............    $30.00     0.16(e)      (0.14)          0.02         (0.75)      (0.75)
ACCESS FLEX BEAR HIGH YIELD FUND
  April 27, 2005 through
     October 31, 2005(c) .................    $30.00     0.09(e)      (1.52)         (1.43)           --          --

                                                                       RATIOS TO AVERAGE NET ASSETS          SUPPLEMENTAL DATA
                                                                   ------------------------------------  -------------------------

                                            NET ASSET                                            NET
                                              VALUE,                                         INVESTMENT   NET ASSETS,    PORTFOLIO
                                              END OF      TOTAL       GROSS         NET        INCOME       END OF       TURNOVER
SERVICE CLASS                                 PERIOD     RETURN    EXPENSES(a)  EXPENSES(a)   (LOSS)(a)  PERIOD (000'S)   RATE(b)
-------------                               ---------  ----------  -----------  -----------  ----------  --------------  ---------
ACCESS FLEX HIGH YIELD FUND
  December 17, 2004 through
     October 31, 2005(c),(d) .............    $29.27     0.13%(f)     3.86%        2.95%        0.63%        $  294        2,542%(f)
ACCESS FLEX BEAR HIGH YIELD FUND
  April 27, 2005 through
     October 31, 2005(c) .................    $28.57    (4.77)%(f)    2.92%        2.92%        0.61%        $5,318            --(f)

-------
(a) Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c) Period from commencement of operations.
(d) There was no significant income earned or expenses incurred from the date of initial capitalization (December 15, 2004) to the date of public offering (December 17, 2004).
(e) Per share net investment income (loss) has been calculated using the daily average shares method.
(f) Not annualized for periods less than one year.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005

1.  ORGANIZATION

    The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access Flex High Yield Fund and Access Flex Bear High Yield Fund (collectively, the "Funds" and individually a "Fund"). Each Fund is a non-diversified series of the Trust pursuant to the 1940 Act. The Access Flex High Yield Fund offers two classes of shares: Investor Class and Service Class. The Access Flex Bear High Yield Fund offers three classes of shares: Investor Class, Service Class and Class A. Information presented in these financial statements pertains to Investor Class and Service Class of the Trust. Certain detailed financial information for Class A is provided separately in another report and is available upon request.

    Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges.

    Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

    SECURITY VALUATION

    The securities in the portfolio of a Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees. Prices are generally provided by a third party pricing service.

    Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value.

    Debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior to that time at which the Fund calculates its net asset value. Alternatively, if there was no sale on that day, fair valuation procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

    When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    REPURCHASE AGREEMENTS

    Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with a Fund is monitored by the Advisor.

    In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

    SHORT SALES

    The Funds may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

    Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

    WHEN-ISSUED SECURITIES

    The Funds may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during the period from the date of transaction to delivery of the securities. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued securities. As of October 31, 2005, the Funds did not hold any when-issued securities.

    FUTURES CONTRACTS

    The Funds may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

    Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

    Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

    SWAP AGREEMENTS

    The Funds may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

    Credit default swaps ("CDSs") are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new ("on-the run") CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically "roll" all positions to the typically more liquid newer issues.

    CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the income, are recorded as "unrealized appreciation or depreciation on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

    In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

    In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payment is made at the conclusion of a total return swap agreement. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

    The Funds may enter into total return swap agreements that provide the opposite return of their benchmark index or security ("short" the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

    Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    SECURITIES TRANSACTIONS AND RELATED INCOME

    Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    ALLOCATIONS

    Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 3 active Funds in the Access One Trust and each of the 91 active ProFunds in the ProFunds Trust.

    The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    DISTRIBUTIONS TO SHAREHOLDERS

    The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. The Access Flex High Yield Fund intends to declare and distribute net investment income at least quarterly. Net realized capital gains, if any, will be distributed annually.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

    FEDERAL INCOME TAXES

    Each of the Funds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax fiscal year end of October 31st.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

    The Advisor serves as the investment advisor for each of the Funds. The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Funds each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective Fund, of 0.75%.

    BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Funds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

    The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

    Effective January 1, 2005, the Trust entered into an agreement with the Advisor for services related to the operation and maintenance of a shareholder trading platform. The Trust pays the Advisor a monthly fee for these services as reflected on the Statements of Operations as "Service fees."

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    Under a Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees pursuant to Rule 12b-1 under the 1940 Act, each Fund may pay financial intermediaries such as broker-dealers, investment advisers ("Authorized Firms") and ProFunds Distributors, Inc. up to 1.00%, on an annualized basis, of average daily net assets attributable to Service Class shares as reimbursement or compensation for distribution-related activities and/or shareholder services with respect to Service Class shares. Under the Plan, the Trust or ProFunds Distributors, Inc. may enter into agreements ("Distribution and Service Agreements") with Authorized Firms that purchase Service Class shares on behalf of their clients. The Distribution and Service Agreements will provide for compensation to the Authorized Firms in an amount up to 1.00% (on an annual basis) of the average daily net assets of the Service Class shares of the applicable Fund attributable to, or held in the name of the Authorized Firm for, its clients. The Funds may pay different service fee amounts to Authorized Firms, which may provide different levels of services to their clients or customers. During the period ended October 31, 2005, the Advisor was reimbursed $7,447 for expenses incurred under the Plan.

    Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $40,250 ($80,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended October 31, 2005. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

    The Advisor has contractually agreed to waive advisory and management services fees, and if necessary, reimburse certain other expenses of the Funds for the year ending October 31, 2005 in order to limit the annual operating expenses (exclusive of brokerage costs, interest, taxes, dividends (including dividend expenses on securities sold short), litigation, indemnification, and extraordinary expenses as determined under generally accepted accounting principles) and organization costs as follows:

                                                        INVESTOR     SERVICE
                                                          CLASS       CLASS
                                                        --------     -------
Access Flex High Yield Fund ..........................    1.95%       2.95%
Access Flex Bear High Yield Fund .....................    1.95%       2.95%

    The Advisor may recoup the advisory and management services fees waived or limited and other expenses reimbursed by it within three years from the fiscal year in which they were taken. Such repayments shall be made monthly, but only to the extent that such repayments would not cause annualized operating expenses of the Fund to exceed any expense limitation in place at that time. As of October 31, 2005, the repayments that may potentially be made by the Access One Funds are as follows:

                                                             EXPIRES 2008
                                                             ------------
Access Flex High Yield Fund ..........................         $234,883

4.  SECURITIES TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2005 were as follows:

                                                           PURCHASES         SALES
                                                         ------------    ------------
Access Flex High Yield Fund ..........................   $478,317,109    $460,205,388
Access Flex Bear High Yield Fund .....................        547,830         547,680

5.  FEDERAL INCOME TAX INFORMATION

    As of the latest tax year end of October 31, 2005, the following Access One Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                             EXPIRES 2013
                                                             ------------
Access Flex High Yield Fund ..........................        $3,269,591
Access Flex Bear High Yield Fund .....................         2,713,032

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2005, were as follows:

                                                                                                                  TOTAL
                                                  ORDINARY    NET LONG-TERM    TOTAL TAXABLE    TAX RETURN    DISTRIBUTIONS
                                                   INCOME         GAINS        DISTRIBUTIONS    OF CAPITAL        PAID
                                                 ---------    -------------    -------------    ----------    -------------
Access Flex High Yield Fund ....................  $421,044         $--           $421,044          $--          $421,044

    As of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                        TOTAL
                                     UNDISTRIBUTED   UNDISTRIBUTED                   ACCUMULATED     UNREALIZED     ACCUMULATED
                                        ORDINARY       LONG TERM     DISTRIBUTIONS   CAPITAL AND    APPRECIATION      EARNINGS
                                         INCOME      CAPITAL GAINS      PAYABLE      OTHER LOSSES  (DEPRECIATION)    (DEFICIT)
                                     -------------   -------------   -------------   ------------  --------------   -----------
Access Flex High Yield Fund .......     $854,492          $--             $--        $(3,269,590)    $  (163,307)   $(2,578,405)
Access Flex Bear High Yield Fund ..           --           --              --         (2,713,032)        576,613     (2,136,419)

    At October 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                 NET
                                                                   TAX           TAX         UNREALIZED
                                                                UNREALIZED    UNREALIZED    APPRECIATION
                                                   TAX COST    APPRECIATION  DEPRECIATION  (DEPRECIATION)
                                                 ------------  ------------  ------------  --------------
Access Flex High Yield Fund ..........           $ 20,413,117      $--        $(163,307)     $(163,307)
Access Flex Bear High Yield Fund .....            256,195,000       --               --             --

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Access Flex High Yield Fund, the Investor Class and Service Class Shareholders of the Access Flex Bear High Yield Fund and the Board of Trustees of the Access One Trust

We have audited the accompanying statements of assets and liabilities of the Access Flex High Yield Fund and Access Flex Bear High Yield Fund ("the Funds", and two of the funds constituting the Access One Trust) including the schedules of portfolio investments, as of October 31, 2005, and the related statements of operations, statements of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Access Flex High Yield Fund and Access Flex Bear High Yield Fund of the Access One Trust as of October 31, 2005 and the results of their operations, the changes in their net assets and their financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                        /s/ Ernst & Young LLP

Columbus, Ohio
December 15, 2005

ACCESS ONE TRUST

                                                                   TRUSTEES AND OFFICERS

                                                                                                  NUMBER OF
                                                  TERM OF                                      PORTFOLIOS** IN         OTHER
                               POSITION(S)       OFFICE AND                                     FUND COMPLEX        DIRECTORSHIP
     NAME, ADDRESS              HELD WITH        LENGTH OF        PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
     AND BIRTH DATE            REGISTRANT       TIME SERVED*       DURING PAST 5 YEARS             TRUSTEE            TRUSTEE
     --------------            -----------      ------------      -----------------------      ---------------      ------------
INDEPENDENT TRUSTEES
--------------------
Russell S. Reynolds, III       Trustee          Indefinite:       Directorship Search            Access One         Directorship
c/o ProFunds                                    December          Group, Inc. (Executive          Trust (5)         Search
7501 Wisconsin Avenue,                          2004 to           Recruitment): President       ProFunds (91)       Group, Inc.
Suite 1000 Bethesda,                            present           (2004 to present);
MD 20814 Birth Date: 1957                                         Managing Director
                                                                  (March 1993 to 2004)

Michael C. Wachs               Trustee          Indefinite:       AMC Delancey Group,            Access One         AMC
c/o ProFunds                                    December          Inc. (Real Estate               Trust (5)         Delancey
7501 Wisconsin Avenue,                          2004 to           Development): Vice            ProFunds (91)       Group, Inc.
Suite 1000                                      present           President (January 2001
Bethesda, MD 20814                                                to present); Delancey
Birth Date: 1961                                                  Investment Group, Inc.
                                                                  (Real Estate
                                                                  Development): Vice
                                                                  President (May 1996 to
                                                                  December 2000)

INTERESTED TRUSTEE
------------------
Michael L. Sapir***            Trustee          Indefinite:       Chairman and Chief             Access One          None
7501 Wisconsin Avenue,                          December          Executive Officer of            Trust (5)
Suite 1000                                      2004 to           the Advisor (May 1997         ProFunds (91)
Bethesda, MD 20814                              present           to present)
Birth Date: 1958

------
  * Each Trustee serves an indefinite term, until his or her successor is elected.

 ** Represents number of operational portfolios in Fund complex overseen by Trustee.

*** Mr. Sapir may be deemed to be an "interested person," as defined by the 1940
    Act, because of his employment with, and ownership interest in, the Advisor.

        NAME, ADDRESS      POSITION(S) HELD       TERM OF OFFICE AND           PRINCIPAL OCCUPATION(S)
       AND BIRTH DATE       WITH REGISTRANT      LENGTH OF TIME SERVED           DURING PAST 5 YEARS
       --------------      ----------------      ---------------------         -----------------------
OFFICERS
--------
Michael L. Sapir           Chairman                     Indefinite:            Chairman and Chief
7501 Wisconsin Avenue,                           December 2004 to present      Executive Officer of the
Suite 1000                                                                     Advisor (May 1997 to
Bethesda, MD 20814                                                             present)
Birth Date: 1958

Louis M. Mayberg           President                    Indefinite:            President of the Advisor
7501 Wisconsin Avenue,                           December 2004 to present      (May 1997 to present)
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant             Secretary                    Indefinite:            Vice President and General
7501 Wisconsin Avenue,                           December 2004 to present      Counsel of the Advisor
Suite 1000                                                                     (January 2005 to present);
Bethesda, MD 20814                                                             Vice President and Chief
Birth Date: 1966                                                               Legal Counsel of the
                                                                               Advisor (July 2001 to
                                                                               December 2004); GE
                                                                               Investment Management
                                                                               Inc; Vice President and
                                                                               Associate General Counsel
                                                                               (April 1998 to June 2001)

ACCESS ONE TRUST

                                           TRUSTEES AND OFFICERS (CONTINUED)

       NAME, ADDRESS       POSITION(S) HELD        TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)
       AND BIRTH DATE      WITH REGISTRANT       LENGTH OF TIME SERVED        DURING PAST 5 YEARS
       --------------      ---------------       ---------------------      -----------------------
Victor M. Frye             Chief Compliance            Indefinite:          Counsel and Chief
7501 Wisconsin Avenue,     Officer              December 2004 to present    Compliance Officer to the
Suite 1000                                                                  Advisor (October 2002 to
Bethesda, MD 20814                                                          present); Counsel,
Birth Date: 1958                                                            Compliance Officer and
                                                                            Assistant Secretary -
                                                                            Calvert Group, Ltd.
                                                                            (January 1999 to
                                                                            October 2002)

Troy A. Sheets             Treasurer                   Indefinite:          BISYS Fund Services:
3435 Stelzer Road                               December 2004 to present    Vice President of Financial
Columbus, Ohio 43219                                                        Services (April 2002 to
Birth Date: 1971                                                            present); KPMG LLP:
                                                                            Senior Manager
                                                                            (August 1993 to
                                                                            March 2002)

John Danko                 Vice President              Indefinite:          BISYS Fund Services:
3435 Stelzer Road                               December 2004 to present    Director of Client Services
Columbus, Ohio 43219                                                        (February 1997 to present)
Birth Date: 1967

     The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

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

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

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

ACCESS FUNDS

    POST OFFICE MAILING ADDRESS FOR INVESTMENTS

       P.O. Box 182800
       Columbus, OH 43218-2800

    PHONE NUMBERS

       For Individual Investors Only: 1-888-776-3637
       Institutions and Financial Professionals Only: 1-888-776-5717

    WEBSITE ADDRESS

       www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                             [LOGO OF BEAR & BULL](R)
                                   PROFUNDS(R)
                                DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           10/05

ACCESS ONE TRUST

Access High Yield Fund

Access Money Market Fund

Access Flex Bear High Yield Fund (Class A Shares)

ANNUAL REPORT

October 31, 2005

TABLE OF CONTENTS

 i      MESSAGE FROM THE CHAIRMAN

ii      MANAGEMENT DISCUSSION OF FUND PERFORMANCE

 v      ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION

vi      EXPENSE EXAMPLES

SCHEDULE OF PORTFOLIO INVESTMENTS

        1      Access High Yield Fund

        2      Access Money Market Fund

        3      Access Flex Bear High Yield Fund

 4      STATEMENTS OF ASSETS AND LIABILITIES

 5      STATEMENTS OF OPERATIONS

 6      STATEMENTS OF CHANGES IN NET ASSETS

 7      FINANCIAL HIGHLIGHTS

 9      NOTES TO FINANCIAL STATEMENTS

15      REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

16      TRUSTEES AND OFFICERS

MESSAGE FROM THE CHAIRMAN

Dear Shareholder:

I'm very pleased to present the Annual Report to shareholders of the Access Funds for the fiscal year ended October 31, 2005.

High yield investments have been strong performers since the early months of the economic recovery, as corporate balance sheets improved, default rates plummeted and investors grew more comfortable with risk. More recently, though, high yield returns have slowed considerably-a sign of growing concern that rising inflation and interest rates could weaken the economy and in turn, high yield issuers.

After climbing 28.90% and 10.93% in 2003 and 2004, respectively, the Bear Stearns High Yield Composite Index edged up just 0.78% in the ten months ended October 31. That compares with 1.05% for the S&P 500(R) for the ten-month period. Still, despite the mounting concern about credit risk, high yield generally outperformed higher quality bonds. For example, the total returns on the 5- and 10-year U.S. Treasury Notes were -0.55% and 0.40%, respectively, also for the 10-month period.

Experts differ over whether this slowdown marks a turning point in high yield performance, or just a pause. Such contrasting views, of course, are what make markets, and also why we introduced a second high yield fund, the Access Flex Bear High Yield Fund.

While Access High Yield was designed to provide exposure to the high yield market, Access Flex Bear High Yield was designed to provide inverse (opposite) exposure to the high yield market. So investors who expect a market downturn can use the "Bear" fund to seek profit from the decline or seek to partly shield the value of existing high yield investments.

We deeply appreciate your investment in the Access Funds and the confidence you have placed in us.

[PHOTO OF MICHAEL L. SAPIR]
MICHAEL L. SAPIR - Chairman

Sincerely,

/s/ Michael L. Sapir

MICHAEL L. SAPIR
CHAIRMAN

This material is authorized for distribution only when preceded or accompanied by a current prospectus.

Investing in Access High Yield and Access Flex Bear High Yield Funds involve certain risks, including high yield, credit default swap, interest rate, inverse correlation, credit, liquidity, aggressive investment technique, counterparty, foreign investment, issuer, management, market, non-diversification, repurchase agreement, short sale, valuation, and lack of operating history risk. Please see the prospectus for a more complete description of these risks.

                             ACCESS HIGH YIELD FUND

The Access High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the fund does not seek to match the daily returns of a specific benchmark.

In recent months, mounting concern over rising short-term interest rates, inflation and a softening economy generally dampened investors' enthusiasm for fixed-income securities. For the period from the fund's inception on February 8, 2005, through its fiscal year ended October 31, 2005, Access High Yield Class C shares(1) had a total return of -1.06% (does not include any sales charges). The Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned -0.07% over the same period.

Even less risky U.S. Treasury debt generally held little appeal for investors. From February 8, 2005, through October 31, 2005, the total return for the 5-year U.S. Treasury Note was -0.71%, while the 10-year U.S. Treasury Note returned -1.50%.

High yield markets generally underperformed the broad U.S. stock market indexes. For example, the S&P 500(R) returned 1.70% from February 8, 2005, through October 31, 2005.

The Access High Yield Fund seeks to achieve its high yield exposure primarily through Credit Default Swaps (CDSs) but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and interest rate swap agreements and futures contracts.

(1) This fund also offers Class A shares, which have different charges and expense levels that will affect performance.

--------------------------------------------------------------------------------
 VALUE OF A $10,000 INVESTMENT*
--------------------------------------------------------------------------------

         [CHART OF VALUE OF A $10,000 INVESTMENT*]

          BEAR STEARNS
           HIGH YIELD        ACCESS HIGH        ACCESS HIGH
           COMPOSITE         YIELD FUND -       YIELD FUND -
             INDEX           CLASS C***          CLASS A**
02/08/05    $10,000           $10,000             $9,524
02/28/05     10,048             9,857              9,356
03/31/05      9,775             9,787              9,250
04/30/05      9,650             9,713              9,241
05/31/05      9,818             9,726              9,244
06/30/05      9,985             9,804              9,325
07/31/05     10,127             9,888              9,411
08/31/05     10,170             9,945              9,470
09/30/05     10,059             9,884              9,416
10/31/05      9,993             9,797              9,426

                      [END CHART]

* The line graph represents historical performance of a hypothetical investment of $10,000 in the Access High Yield Fund from February 8, 2005 (inception date) to October 31, 2005, assuming the reinvestment of distributions.

--------------------------------------------------------------------------------
 AGGREGATE TOTAL RETURN as of 10/31/05
--------------------------------------------------------------------------------

                                                        Since Inception (2/8/05)
                                                        ------------------------
Class A                                                          -1.03%
Class C                                                          -1.06%
Class A (adjusted)**                                             -5.74%
Class C (adjusted)***                                            -2.03%
Bear Stearns High Yield Composite Index                          -0.07%

** REFLECTS 4.75% MAXIMUM SALES CHARGE.

*** REFLECTS THE APPLICABLE CONTINGENT DEFERRED SALES CHARGE, MAXIMUM OF 1.00% (APPLICABLE ONLY TO REDEMPTIONS LESS THAN ONE YEAR AFTER PURCHASE).

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. RETURN CALCULATIONS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. DURING THE PERIOD, CERTAIN FEES WERE REDUCED. IF SUCH FEE REDUCTIONS HAD NOT OCCURRED, THE QUOTED PERFORMANCE WOULD BE LOWER. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT WWW.ACCESSHIGHYIELD.COM.

INVESTMENTS IN HIGH YIELD BONDS ARE SUBJECT TO GREATER VOLATILITY AND GREATER CREDIT RISKS THAN INVESTING IN U.S. TREASURIES. U.S. TREASURY INSTRUMENTS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST, IF HELD TO MATURITY. HOWEVER, BOTH THE PRINCIPAL AND YIELD OF A MUTUAL FUND WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS.

ACCESS HIGH YIELD FUND IS SUBJECT TO THE FOLLOWING RISKS THAT MAY INCREASE FUND EXPENSES AND DECREASE FUND PERFORMANCE: HIGH YIELD RISK, CREDIT DEFAULT SWAP RISK, INTEREST RATE RISK, CREDIT RISK, LIQUIDITY RISK, AGGRESSIVE INVESTMENT TECHNIQUE RISK, COUNTERPARTY RISK, FOREIGN INVESTMENT RISK, ISSUER RISK, MANAGEMENT RISK, MARKET RISK, NON-DIVERSIFICATION RISK, REPURCHASE AGREEMENT RISK, TURNOVER RISK, VALUATION RISK, AND LACK OF OPERATING HISTORY RISK.

              The above information is not covered by the Report of
                 Independent Registered Public Accounting Firm.

                            ACCESS MONEY MARKET FUND

The Access Money Market Fund seeks, as its investment objective, a high level of current income consistent with liquidity and preservation of capital. For the period from the fund's inception on February 28, 2005, through its fiscal year ended October 31, 2005, the Class A shares of the Fund had a total return of 0.77% and the Class C shares of the Fund had a total return of 0.25%. The seven-day yield, as of October 31, 2005, was 0.95% for Class A and 0.20% for Class C.

An investment in this fund is neither guaranteed nor insured by the FDIC or any other government agency. Although the fund strives to maintain the value of your investment at $1.00 per share, it is possible to lose money by investing in this fund.

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. RETURN CALCULATIONS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. YIELD WILL VARY AND PRINCIPAL VALUE MAY FLUCTUATE SO THAT THE INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. DURING THE PERIOD, CERTAIN FEES WERE REDUCED. IF SUCH FEE REDUCTIONS HAD NOT OCCURRED, THE QUOTED PERFORMANCE WOULD BE LOWER. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT WWW.ACCESSHIGHYIELD.COM.

              The above information is not covered by the Report of
                 Independent Registered Public Accounting Firm.

                        ACCESS FLEX BEAR HIGH YIELD FUND

The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity. However, the fund does not seek to match the daily returns of a specific benchmark.

Access Flex Bear High Yield Fund's Class A shares, which were offered as of September 8, 2005, returned 0.07% from that date through the fund's fiscal year ended October 31, 2005. The Bear Stearns High Yield Composite Index, a widely used measure of high yield market performance, returned -1.61% over the same period.

High yield issues generally held more appeal for investors than less risky, lower yielding U.S. Treasury debt. From September 8, 2005, through October 31, 2005, the total return for the 5-year U.S. Treasury Note was -1.73%, while the 10-year U.S. Treasury Note returned -2.61%.

However, high yield markets generally underperformed the broad U.S. stock market indexes. For example, the S&P 500(R) returned -1.81% from September 8, 2005, through October 31, 2005.

Access Flex Bear High Yield Fund is designed to maintain inverse exposure to the high yield market, regardless of market conditions. This means the fund does not adopt defensive positions in anticipation of an adverse market climate. The Access Flex Bear High Yield Fund seeks to achieve its high yield exposure primarily through Credit Default Swaps (CDSs) but may also invest in high yield debt instruments (commonly referred to as junk bonds), other debt and money market instruments and interest rate swap agreements and futures contracts.

[AS THE ACCESS FLEX BEAR HIGH YIELD FUND CLASS A DOES NOT HAVE MORE THAN SIX MONTHS OF OPERATING RESULTS A LINE GRAPH OF A $10,000 INVESTMENT OR TOTAL RETURN TABLE ARE NOT PRESENTED.]

PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RETURNS. RETURN CALCULATIONS ASSUME THE REINVESTMENT OF DISTRIBUTIONS AND DO NOT REFLECT TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR ON THE REDEMPTION OF FUND SHARES. THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND CURRENT RETURNS MAY BE LOWER OR HIGHER. THE INVESTMENT RETURN AND NET ASSET VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THE ORIGINAL COST. TO OBTAIN PERFORMANCE CURRENT TO THE MOST RECENT MONTH-END, PLEASE VISIT WWW.ACCESSHIGHYIELD.COM.

INVESTMENTS IN HIGH YIELD BONDS ARE SUBJECT TO GREATER VOLATILITY AND GREATER CREDIT RISKS THAN INVESTING IN U.S. TREASURIES. U.S. TREASURY INSTRUMENTS ARE GUARANTEED AS TO THE TIMELY PAYMENT OF PRINCIPAL AND INTEREST, IF HELD TO MATURITY. HOWEVER, BOTH THE PRINCIPAL AND YIELD OF A MUTUAL FUND WILL FLUCTUATE WITH CHANGES IN MARKET CONDITIONS.

INVESTING IN ACCESS FLEX BEAR HIGH YIELD FUND INVOLVES CERTAIN RISKS, INCLUDING HIGH YIELD, CREDIT DEFAULT SWAP, INTEREST RATE, INVERSE CORRELATION, CREDIT, LIQUIDITY, AGGRESSIVE INVESTMENT TECHNIQUE, COUNTERPARTY, FOREIGN INVESTMENT, ISSUER, MANAGEMENT, MARKET, NON-DIVERSIFICATION, REPURCHASE AGREEMENT, SHORT SALE, VALUATION, AND LACK OF OPERATING HISTORY RISK. IN ADDITION, THIS FUND PERMITS ACTIVE TRADING STRATEGIES THAT CAN DECREASE PERFORMANCE AND INCREASE EXPENSES. PLEASE SEE THE PROSPECTUS FOR A MORE COMPLETE DESCRIPTION OF THESE RISKS.

              The above information is not covered by the Report of
                 Independent Registered Public Accounting Firm.

           ALLOCATION OF PORTFOLIO HOLDINGS & COMPOSITION (UNAUDITED)
                                OCTOBER 31, 2005

ACCESS HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access High Yield Fund seeks to provide investment results that correspond generally to the total return of the high yield market, consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                                       % OF
INVESTMENT TYPE                     NET ASSETS
---------------                     ----------
None                                    0%
----------------------------------------------
Total Exposure                          0%
----------------------------------------------

---------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments. At October 31, 2005, Access High Yield Fund was invested exclusively in cash equivalents.

                                    HOLDINGS

The Access High Yield Fund primarily invests in non-equity investments, which may include; swap agreements, futures contracts, U.S. Government securities and repurchase agreements.

                                INDUSTRY EXPOSURE

At October 31, 2005, Access High Yield Fund was invested exclusively in cash equivalents.

ACCESS MONEY MARKET FUND

INVESTMENT OBJECTIVE: The Access Money Market Fund seeks a high level of current income consistent with liquidity and preservation of capital.

            MARKET EXPOSURE

                                       % OF
INVESTMENT TYPE                     NET ASSETS
---------------                     ----------
Cash Equivalents                        100%
----------------------------------------------
Total Exposure                          100%
----------------------------------------------

ACCESS FLEX BEAR HIGH YIELD FUND

INVESTMENT OBJECTIVE: The Access Flex Bear High Yield Fund seeks to provide investment results that correspond generally to the inverse (opposite) of the total return of the high yield market, consistent with maintaining reasonable liquidity.

       HIGH YIELD MARKET EXPOSURE

                                       % OF
INVESTMENT TYPE                     NET ASSETS
---------------                     ----------
Swap Agreements                       (103)%
----------------------------------------------
Total Exposure                        (103)%
----------------------------------------------

---------
"Market Exposure" excludes any short-term investments, cash equivalents or other non-high yield market investments.

                                    HOLDINGS

The Access Flex Bear High Yield Fund primarily invests in non-equity investments, which may include; swap agreements, futures contracts, U.S. Government securities and repurchase agreements.

            INDUSTRY EXPOSURE

                                    % OF
                               MARKET EXPOSURE
                               ---------------
Consumer Cyclical                   22.23%
Communications                      15.15%
Basic Materials                     12.12%
Consumer Non-Cyclical               12.12%
Industrial                          12.12%
Energy                               8.08%
Utilities                            7.07%
Technology                           6.06%
Financial                            5.05%
----------------------------------------------

ACCESS ONE TRUST

                          EXPENSE EXAMPLES (UNAUDITED)

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases, redemption fees and wire redemption fees; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the HYPOTHETICAL RETURN table is useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different Funds. In addition, if these transactional costs were included, your costs would have been higher.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2005 through October 31, 2005.

The ACTUAL RETURN table below provides information about actual account values and actual expenses. You may use the information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

                                                     BEGINNING          ENDING           EXPENSES PAID         EXPENSE RATIO
                                                   ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                                      5/1/05           10/31/05        5/1/05 - 10/31/05     5/1/05 - 10/31/05
                                                   -------------     -------------     -----------------     -----------------
ACTUAL RETURN
Access High Yield Fund - Class A                     $1,000.00         $1,020.10            $11.25                 2.21%
Access High Yield Fund - Class C                      1,000.00          1,018.70             15.06                 2.96%
Access Money Market Fund - Class A                    1,000.00          1,006.10             10.97                 2.17%
Access Money Market Fund - Class C                    1,000.00          1,002.30             14.74                 2.92%
Access Flex Bear High Yield Fund - Class A**          1,000.00          1,000.70              3.18                 2.19%

---------
* Expenses are equal to the average account value over the period multiplied by the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

** Information shown reflects values using the expense ratios and rates of return for the period from September 8, 2005 (date of commencement of operations) to October 31, 2005.

ACCESS ONE TRUST

                    EXPENSE EXAMPLES (CONTINUED) (UNAUDITED)

The HYPOTHETICAL RETURN table below provides information about hypothetical account values and hypothetical expenses based on a Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

                                                     BEGINNING          ENDING           EXPENSES PAID         EXPENSE RATIO
                                                   ACCOUNT VALUE     ACCOUNT VALUE       DURING PERIOD*        DURING PERIOD
                                                      5/1/05           10/31/05        5/1/05 - 10/31/05     5/1/05 - 10/31/05
                                                   -------------     -------------     -----------------     -----------------
HYPOTHETICAL RETURN
Access High Yield Fund - Class A                     $1,000.00         $1,014.06            $11.22                 2.21%
Access High Yield Fund - Class C                      1,000.00          1,010.28             15.00                 2.96%
Access Money Market Fund - Class A                    1,000.00          1,014.27             11.02                 2.17%
Access Money Market Fund - Class C                    1,000.00          1,010.49             14.80                 2.92%
Access Flex Bear High Yield Fund - Class A**          1,000.00          1,004.16             11.06                 2.19%

---------
* Expenses are equal to the average account value times the Fund's annualized expense ratio, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

** Information shown reflects values using the expense ratios for the period from September 8, 2005 (date of commencement of operations) to October 31, 2005 and has been annualized to reflect values for the period from May 1, 2005 to October 31, 2005.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS HIGH YIELD FUND                                          OCTOBER 31, 2005

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (93.7%)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT                VALUE
                                                    ------------          -----------
UBS, 3.90%, 11/1/05, dated 10/31/05,
   with a maturity value of $235,025
   (Collateralized by $224,000 Federal
   National Mortgage Association, 6.625%,
   9/15/09, market value $242,598.) .............   $    235,000         $    235,000
                                                                         ------------
TOTAL REPURCHASE AGREEMENTS
   (Cost $235,000) ..............................                             235,000
                                                                         ------------
TOTAL INVESTMENT SECURITIES
   (Cost $235,000)--93.7% .......................                             235,000
Net other assets (liabilities)--6.3% ............                              15,887
                                                                         ------------
NET ASSETS--100.0% ..............................                            $250,887
                                                                         ============

               See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS MONEY MARKET FUND                                        OCTOBER 31, 2005

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (99.7%)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT               VALUE
                                                    ------------         -----------
UBS, 3.90%, 11/1/05, dated 10/31/05,
   with a maturity value of $12,716,377
   (Collateralized by $12,975,000 Federal
   Home Loan Bank, 4.15%, 11/1/05,
   market value $12,973,504) ....................   $ 12,715,000         $12,715,000
                                                                         -----------
TOTAL REPURCHASE AGREEMENTS
   (Cost $12,715,000) ...........................                         12,715,000
                                                                         -----------
TOTAL INVESTMENT SECURITIES
   (Cost $12,715,000)--99.7% ....................                         12,715,000
Net other assets (liabilities)--0.3% ............                             35,966
                                                                         -----------
NET ASSETS--100.0% ..............................                        $12,750,966
                                                                         ===========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST                               SCHEDULE OF PORTFOLIO INVESTMENTS
ACCESS FLEX BEAR HIGH YIELD FUND                                OCTOBER 31, 2005

--------------------------------------------------------------------------------
  REPURCHASE AGREEMENTS (102.4%)
--------------------------------------------------------------------------------

                                                      PRINCIPAL
                                                       AMOUNT                VALUE
                                                    ------------         ------------
UBS*, 3.90%, 11/1/05, dated 10/31/05,
   with a maturity value of $256,222,754
   (Collateralized by $260,988,000, various
   U.S. Government Agency Obligations,
   3.15%-4.15%, 11/1/05-2/11/10,
   market value $261,889,797) ...................   $256,195,000         $256,195,000
                                                                         ------------
TOTAL REPURCHASE AGREEMENTS .....................                         256,195,000
                                                                         ------------
TOTAL INVESTMENT SECURITIES
   (Cost $256,195,000)--102.4% ..................                         256,195,000
Net other assets (liabilities)--(2.4)% ..........                          (5,971,433)
                                                                         ------------
NET ASSETS--100.0% ..............................                        $250,223,567
                                                                         ============

---------
*All or a portion of this security is held in a segregated account for the benefit of swap counterparties in the event of default.

--------------------------------------------------------------------------------
  TOTAL RETURN SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                         UNREALIZED
                                                                        APPRECIATION
                                                        UNITS          (DEPRECIATION)
                                                    ------------         ------------
Total Return Swap Agreement based
   on the 5-year U.S. Treasury Note
   (4.25% due 10/15/10) expiring
   11/15/10 (Underlying notional
   amount at value $187,787,141) ................   (189,400,000)         $   576,615

--------------------------------------------------------------------------------
 CREDIT DEFAULT SWAP AGREEMENTS
--------------------------------------------------------------------------------

                                                                                                                UNREALIZED
                                                                   NOTIONAL       INTEREST     EXPIRATION      APPRECIATION
UNDERLYING INSTRUMENT                                               AMOUNT          RATE          DATE        (DEPRECIATION)
                                                               --------------     --------     ----------     --------------
Dow Jones CDX North American High Yield Swap; Series 5         $(108,100,000)       3.95%      12/20/2010        $ 74,944
Dow Jones CDX North American High Yield Swap; Series 5          (134,400,000)       3.95%      12/20/2010          95,275
Dow Jones CDX North American High Yield Swap; Series 5           (14,950,000)       3.95%      12/20/2010          11,901
                                                                                                                 --------
                                                                                                                 $182,120
                                                                                                                 ========

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
OCTOBER 31, 2005

--------------------------------------------------------------------------------
  STATEMENTS OF ASSETS AND LIABILITIES
--------------------------------------------------------------------------------

                                                                                 ACCESS            ACCESS         ACCESS FLEX
                                                                               HIGH YIELD       MONEY MARKET       BEAR HIGH
                                                                                  FUND              FUND           YIELD FUND
                                                                               ----------       ------------     ------------
ASSETS:
  Repurchase agreements, at cost .........................................      $ 235,000        $12,715,000     $256,195,000
  Cash ...................................................................            224                122              772
  Interest receivable ....................................................             25              1,377           27,754
  Receivable for capital shares issued ...................................             --                 --        2,459,463
  Unrealized appreciation on total return swap agreements ................             --                 --          576,615
  Unrealized appreciation on credit default swap agreements
     (premiums paid $0; $0; $1,357,897, respectively) ....................             --                 --          182,120
  Receivable from Advisor ................................................         31,269             38,260               --
  Prepaid and other expenses .............................................         28,663             19,259           38,169
                                                                                ---------        -----------     ------------
     TOTAL ASSETS ........................................................        295,181         12,774,018      259,479,893
                                                                                ---------        -----------     ------------
LIABILITIES:
  Dividends payable ......................................................             --                 40               --
  Payable for investments purchased ......................................             --                 --          509,641
  Payable for capital shares redeemed ....................................             --                 --        8,380,015
  Advisory fees payable ..................................................             --                 --          142,525
  Management services fees payable .......................................             --                 --           28,505
  Administration fees payable ............................................              9                371            6,790
  Distribution and service fees payable--Service Class ...................             --                 --            6,028
  Distribution and service fees payable--Class A .........................             64              1,635               --(a)
  Distribution and service fees payable--Class C .........................              3              3,829               --
  Trustee fees payable ...................................................             --(a)               1               17
  Transfer agency fees payable ...........................................         22,942             16,414           21,021
  Fund accounting fees payable ...........................................             17                749            9,051
  Compliance services fees payable .......................................            105                 13              318
  Service fees payable ...................................................             --                 --            3,573
  Other accrued expenses .................................................         21,154                 --          148,842
                                                                                ---------        -----------     ------------
     TOTAL LIABILITIES ...................................................         44,294             23,052        9,256,326
                                                                                ---------        -----------     ------------
NET ASSETS ...............................................................      $ 250,887        $12,750,966     $250,223,567
                                                                                =========        ===========     ============
NET ASSETS CONSIST OF:
  Capital ................................................................      $ 769,131        $12,750,966     $252,359,986
  Accumulated net investment income (loss) ...............................            551                 --        1,175,775
  Accumulated net realized gains (losses) on investments .................       (518,795)                --       (2,713,032)
  Net unrealized appreciation (depreciation) on investments ..............             --                 --         (599,162)
                                                                                ---------        -----------     ------------
NET ASSETS ...............................................................      $ 250,887        $12,750,966     $250,223,567
                                                                                =========        ===========     ============
INVESTOR CLASS:
  Net Assets .............................................................      $      --        $        --     $244,904,166
  Shares of Beneficial Interest Outstanding ..............................             --                 --        8,519,455
  Net Asset Value (offering and redemption price per share) ..............      $      --        $        --     $      28.75
                                                                                =========        ===========     ============
SERVICE CLASS:
  Net Assets .............................................................      $      --        $        --     $  5,318,400
  Shares of Beneficial Interest Outstanding ..............................             --                 --          186,156
  Net Asset Value (offering and redemption price per share) ..............      $      --        $        --     $      28.57
                                                                                =========        ===========     ============
CLASS A:
  Net Assets .............................................................      $ 250,857        $ 8,184,392     $      1,001
  Shares of Beneficial Interest Outstanding ..............................          8,623          8,184,392               35
  Net Asset Value (redemption price per share)(b) ........................      $   29.09        $      1.00     $      28.73(d)
                                                                                =========        ===========     ============
  Maximum Sales Charge ...................................................           4.75%               N/A             4.75%
                                                                                ----------        -----------     ------------
  Maximum offering price per share (100%/(100%-Maximum Sales
     Charge) of Net Asset Value Adjusted to the nearest cent per share) ..     $    30.54        $      1.00     $      30.16
                                                                               ==========        ===========     ============
CLASS C:
  Net Assets .............................................................     $       30        $ 4,566,574     $         --
  Shares of Beneficial Interest Outstanding ..............................              1          4,566,574               --
  Net Asset Value (offering price per share)(c) ..........................     $    29.14(e)     $      1.00     $         --
                                                                               ==========        ===========     ============

---------
(a) Amount is less than $0.50.
(b) Redemption price per share may vary for certain purchases of class A shares that are not subject to a front-end sales charge but are subject to a contingent deferred sales charge of 1.00% if redeemed less than 18 months after purchase.
(c) Redemption price per share varies by length of time shares are held.
(d) Net asset value is calculated using unrounded net assets of $1,000.79 divided by the unrounded shares outstanding of 34.83.
(e) Net asset value is calculated using unrounded net assets of $29.72 divided by the unrounded shares outstanding of 1.02.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST
FOR THE PERIODS ENDED OCTOBER 31, 2005

--------------------------------------------------------------------------------
  STATEMENTS OF OPERATIONS
--------------------------------------------------------------------------------

                                                                                 ACCESS            ACCESS         ACCESS FLEX
                                                                               HIGH YIELD       MONEY MARKET       BEAR HIGH
                                                                                 FUND(a)           FUND(b)        YIELD FUND(c)
                                                                              ------------     --------------   ---------------
INVESTMENT INCOME:
  Interest................................................................     $ 334,371         $ 80,392         $ 1,229,561
                                                                               ---------         --------         -----------
EXPENSES:
  Advisory fees...........................................................        67,726           11,881             260,921
  Management services fees................................................        13,545            3,564              52,184
  Administration fees.....................................................         2,560            1,021              10,342
  Distribution and service fees-Service Class.............................            --               --              11,170
  Distribution and service fees-Class A...................................        20,685            4,004                   1
  Distribution and service fees-Class C...................................         7,563            7,743                  --
  Audit fees..............................................................         7,213            4,446              45,631
  Printing fees...........................................................        14,915            9,920              37,569
  Legal fees..............................................................        17,429           12,244              76,725
  Transfer agency fees....................................................        24,598           15,316              25,134
  Administrative services fees............................................        18,168               --              72,806
  Registration and filing fees............................................        26,941           25,875              54,658
  Custody fees............................................................         6,229            1,615               8,719
  Fund accounting fees....................................................         3,053              577              11,588
  Trustee fees............................................................           799              175                 604
  Compliance services fees................................................           182               20                 385
  Service fees............................................................            --               --               3,979
  Other fees..............................................................         4,838            2,948               6,981
                                                                               ---------         --------         -----------
     Total Gross Expenses before reductions...............................       236,444          101,349             679,397
     Less Expenses reduced by the Advisor.................................       (31,502)         (45,000)                 --
                                                                               ---------         --------         -----------
     TOTAL NET EXPENSES...................................................       204,942           56,349             679,397
                                                                               ---------         --------         -----------
NET INVESTMENT INCOME (LOSS)..............................................       129,429           24,043             550,164
                                                                               ---------         --------         -----------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS:
  Net realized gains (losses) on investment securities....................      (358,191)              --             127,490
  Net realized gains (losses) on futures contracts........................        (7,859)              --                  --
  Net realized gains (losses) on swap agreements..........................       199,304               --          (3,957,147)
  Change in net unrealized appreciation/depreciation on investments.......            --               --            (599,162)
                                                                               ---------         --------         -----------
     NET REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS............      (166,746)              --          (4,428,819)
                                                                               ---------         --------         -----------
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS...........................      $ (37,317)        $ 24,043         $(3,878,655)
                                                                               =========         ========         ===========

---------
(a) Commencement of operations is February 8, 2005.
(b) Commencement of operations is February 28, 2005.
(c) Commencement of operations is April 27, 2005.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------

                                                            ACCESS                    ACCESS                      ACCESS
                                                        HIGH YIELD FUND          MONEY MARKET FUND       FLEX BEAR HIGH YIELD FUND
                                                    -----------------------    -----------------------   -------------------------
                                                        FOR THE PERIOD             FOR THE PERIOD             FOR THE PERIOD
                                                      FEBRUARY 8, 2005(a)        FEBRUARY 28, 2005(a)        APRIL 27, 2005(a)
                                                    THROUGH OCTOBER 31, 2005  THROUGH OCTOBER 31, 2005   THROUGH OCTOBER 31, 2005
                                                    ------------------------  ------------------------   ------------------------
FROM INVESTMENT ACTIVITIES:
OPERATIONS:
  Net investment income (loss)...................          $   129,429              $    24,043                 $    550,164
  Net realized gains (losses) on investments.....             (166,746)                      --                   (3,829,657)
  Change in net unrealized appreciation/
     depreciation on investments.................                   --                       --                     (599,162)
                                                           -----------              -----------                 ------------
  Change in net assets resulting from operations.              (37,317)                  24,043                   (3,878,655)
                                                           -----------              -----------                 ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
     Class A.....................................             (441,277)                 (19,932)                          --
     Class C.....................................              (39,650)                  (4,111)                          --
  Change in net assets resulting from
                                                           -----------              -----------                 ------------
     distributions...............................             (480,927)                 (24,043)                          --
                                                           -----------              -----------                 ------------
CAPITAL TRANSACTIONS:
  Proceeds from shares issued
     Investor Class..............................                   --                       --                  477,395,343
     Service Class...............................                   --                       --                   11,425,918
     Class A.....................................           61,014,261               18,432,898                        1,000
     Class C.....................................            6,902,270                9,924,652                           --
  Dividends reinvested
     Class A.....................................              291,314                   19,906                           --
     Class C.....................................                9,316                    4,101                           --
  Cost of shares redeemed
     Investor Class..............................                   --                       --                 (228,696,894)
     Service Class...............................                   --                       --                   (6,023,145)
     Class A.....................................          (60,603,421)             (10,268,412)                          --
     Class C.....................................           (6,844,609)              (5,362,179)                          --
                                                           -----------              -----------                 ------------
  Change in net assets resulting from capital
     transactions................................              769,131               12,750,966                  254,102,222
                                                           -----------              -----------                 ------------
  Change in net assets...........................              250,887               12,750,966                  250,223,567
NET ASSETS:
  Beginning of period............................                   --                       --                           --
                                                           -----------              -----------                 ------------
  End of period..................................          $   250,887              $12,750,966                 $250,223,567
                                                           ===========              ===========                 ============
  Accumulated net investment income (loss).......          $       551              $        --                 $  1,175,775
                                                           ===========              ===========                 ============
SHARE TRANSACTIONS:
  Issued
     Investor Class..............................                   --                       --                   16,464,844
     Service Class...............................                   --                       --                      394,779
     Class A.....................................            2,091,027               18,432,898                           35
     Class C.....................................              235,604                9,924,652                           --
  Reinvested
     Class A.....................................               10,069                   19,906                           --
     Class C.....................................                  322                    4,101                           --
  Redeemed
     Investor Class..............................                   --                       --                   (7,945,389)
     Service Class...............................                   --                       --                     (208,623)
     Class A.....................................           (2,092,473)             (10,268,412)                          --
     Class C.....................................             (235,925)              (5,362,179)                          --
                                                           -----------              -----------                 ------------
  Change in shares...............................                8,624               12,750,966                    8,705,646
                                                           ===========              ===========                 ============

---------
(a) Commencement of operations

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                DISTRIBUTIONS TO
                                                          INVESTMENT ACTIVITIES                 SHAREHOLDERS FROM
                                                 ---------------------------------------   --------------------------
                                                              NET REALIZED
                                                                  AND
                                     NET ASSET      NET        UNREALIZED
                                       VALUE,    INVESTMENT      GAINS        TOTAL FROM       NET
                                     BEGINNING     INCOME     (LOSSES) ON     INVESTMENT   INVESTMENT       TOTAL        REDEMPTION
CLASS A                              OF PERIOD     (LOSS)     INVESTMENTS     ACTIVITIES     INCOME     DISTRIBUTIONS       FEES
-------                              ---------   ----------   -----------     ----------   ----------   -------------    ----------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
     October 31, 2005(c)...........    $30.00      0.32(d)       (0.65)         (0.33)       (0.59)         (0.59)          0.01
ACCESS MONEY MARKET FUND
  February 28, 2005 through
     October 31, 2005(c)...........    $1.000     0.008(d)          --          0.008       (0.008)        (0.008)            --
ACCESS FLEX BEAR HIGH YIELD FUND
  September 8, 2005 through
     October 31, 2005(c)...........    $28.71      0.06(d)       (0.04)          0.02           --             --             --

                                                                    RATIOS TO AVERAGE NET ASSETS              SUPPLEMENTAL DATA
                                                              -----------------------------------------   ------------------------

                                     NET ASSET                                                   NET
                                       VALUE,                                                INVESTMENT   NET ASSETS,    PORTFOLIO
                                       END OF       TOTAL       GROSS            NET           INCOME       END OF       TURNOVER
CLASS A                                PERIOD      RETURN     EXPENSES(a)     EXPENSES(a)     (LOSS)(a)     PERIOD        RATE(B)
-------                              ---------     ------     -----------     -----------    ----------   -----------    ---------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
     October 31, 2005(c)...........   $29.09       (1.03)%(e)    2.56%           2.21%          1.50%      $  250,857    1,450%(e)
ACCESS MONEY MARKET FUND
  February 28, 2005 through
     October 31, 2005(c)...........   $1.000        0.77%(e)     4.02%           2.13%          1.26%      $8,184,392       --
ACCESS FLEX BEAR HIGH YIELD FUND
  September 8, 2005 through
     October 31, 2005(c)...........   $28.73        0.07%(e)     2.19%           2.19%          1.40%      $    1,001       --(e)

---------
(a) Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c) Period from commencement of operations.
(d) Per share net investment income (loss) has been calculated using the daily average shares method.
(e) Not annualized for periods less than one year.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

--------------------------------------------------------------------------------
  FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------
  SELECTED DATA FOR A SHARE OF BENEFICIAL INTEREST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                                                                DISTRIBUTIONS TO
                                                          INVESTMENT ACTIVITIES                 SHAREHOLDERS FROM
                                                 ---------------------------------------   --------------------------
                                                              NET REALIZED
                                                                  AND
                                     NET ASSET      NET        UNREALIZED
                                       VALUE,    INVESTMENT      GAINS        TOTAL FROM       NET
                                     BEGINNING     INCOME     (LOSSES) ON     INVESTMENT   INVESTMENT       TOTAL        REDEMPTION
CLASS C                              OF PERIOD     (LOSS)     INVESTMENTS     ACTIVITIES     INCOME     DISTRIBUTIONS       FEES
-------                              ---------   ----------   -----------     ----------   ----------   -------------    ----------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
     October 31, 2005(c)...........    $30.00      0.16(d)       (0.49)         (0.33)       (0.54)         (0.54)          0.01
ACCESS MONEY MARKET FUND
  February 28, 2005 through
     October 31, 2005(c)...........    $1.000     0.003(d)          --          0.003       (0.003)        (0.003)            --

                                                                    RATIOS TO AVERAGE NET ASSETS              SUPPLEMENTAL DATA
                                                              -----------------------------------------   ------------------------

                                     NET ASSET                                                   NET
                                       VALUE,                                                INVESTMENT    NET ASSETS,   PORTFOLIO
                                       END OF       TOTAL       GROSS            NET           INCOME        END OF      TURNOVER
CLASS C                                PERIOD      RETURN     EXPENSES(a)     EXPENSES(a)     (LOSS)(a)      PERIOD       RATE(b)
-------                              ---------     ------     -----------     -----------    ----------   -----------    ---------
ACCESS HIGH YIELD FUND
  February 8, 2005 through
     October 31, 2005(c)...........   $29.14       (1.06)%(e)    3.31%           2.96%          0.75%      $       30    1,450%(e)
ACCESS MONEY MARKET FUND
  February 28, 2005 through
     October 31, 2005(c)...........   $1.000        0.25%(e)     4.77%           2.88%          0.51%      $4,566,574       --

---------
(a) Annualized for periods less than one year.
(b) Portfolio turnover rate is calculated without regard to instruments having a maturity of less than one year from acquisition or derivative instruments (including swap agreements and futures contracts). The portfolio turnover rate can be high and volatile due to the sales and purchases of fund shares during the period.
(c) Period from commencement of operations.
(d) Per share net investment income (loss) has been calculated using the daily average shares method.
(e) Not annualized for periods less than one year.

               See accompanying notes to the financial statements.

ACCESS ONE TRUST

                          NOTES TO FINANCIAL STATEMENTS
                                OCTOBER 31, 2005

1.  ORGANIZATION

    The Access One Trust (the "Trust") is a Delaware statutory trust organized on July 29, 2004 and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Trust has authorized capital of unlimited shares of beneficial interest of no par value which may be issued in more than one class or series. These accompanying financial statements relate to the following portfolios of the Trust: Access High Yield Fund, Access Money Market Fund and Access Flex Bear High Yield Fund (collectively, the "Funds" and individually a "Fund"). The Access High Yield Fund and Access Flex Bear High Yield Fund are a non-diversified series of the Trust pursuant to the 1940 Act. The Access Money Market Fund is a diversified series of the Trust pursuant to the 1940 Act. The Access High Yield Fund and Access Money Market Fund offer two classes of shares: Class A and Class C. The Access Flex Bear High Yield Fund offers three classes of shares: Class A, Investor Class and Service Class. Information presented in these financial statements pertains to Class A and Class C of the Trust. Certain detailed financial information for Investor Class and Service Class is provided separately in another report and is available upon request.

    Each class of shares has identical rights and privileges except with respect to the fees paid under the Distribution and Shareholder Services Plan, voting rights on matters affecting a single class of shares and sales charges. Class A of the Access High Yield Fund and Access Flex Bear High Yield Fund has a maximum sales charge on purchases of 4.75% as a percentage of original purchase price. Certain purchases of Class A shares will not be subject to a front-end sales charge but will be subject to a contingent deferred sales charge of 1.00% if redeemed less than 18months after purchase. Class C shares of the Access High Yield Fund and Access Money Market Fund have a maximum contingent deferred sales charge of 1.00% as a percentage of original purchase price on Class C shares redeemed less than one year after purchase.

    Under the Funds' organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect the risk of loss to be remote.

2.  SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies followed by each Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. The actual results could differ from those estimates.

    SECURITY VALUATION

    The securities in the portfolio of the Access High Yield Fund and Access Flex BearHigh Yield Fund, except as otherwise noted, that are listed or traded on a stock exchange or the NASDAQ National Market System ("NASDAQ/NMS"), are valued at the closing price, if available, or the last sale price, on the exchange or market where the security is principally traded. If there have been no sales for that day on the exchange or system where the security is principally traded, then the value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales for that day on any exchange or system, a security may be valued at the mean between the closing bid and asked quotes on the exchange or system where the security is principally traded, or at the most recent closing price, if applicable, or at such other price that ProFund Advisors LLC (the "Advisor") deems appropriate in accordance with procedures approved by the Trust's Board of Trustees. Prices are generally provided by a third party pricing service.

    Securities regularly traded in the over-the-counter ("OTC") markets, including securities listed on an exchange but that are primarily traded OTC other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes based upon quotes furnished by primary market makers for those instruments. Short-term debt securities maturing in sixty days or less are generally valued at amortized cost, which approximates market value. For the Access Money Market Fund, investments are valued at amortized cost, in accordance with Rule 2a-7 of the 1940 Act.

    For the Access High Yield Fund and Access Flex Bear High Yield Fund, debt securities, futures contracts and options on securities, indices and futures contracts are generally valued at their last sale price prior to the time at which the net asset value per share of the Fund is determined. If there was no sale on that day, exchange-traded options will be valued at the last bid quote, options traded in the OTC market will be valued at the average of the last bid quotes as obtained from two or more dealers (unless there is only one dealer, in which case that dealer's quote is used), and futures contracts will be valued at their last sale price prior to that time at which the Fund determines its net asset value unless there was no sale on that day, in which case the value of a futures contract purchased by the Fund will be valued at the last bid quote (if purchased by the Fund) or the last asked quote (if sold by the Fund) prior to that time at which the Fund calculates its net asset value. Alternatively, if there was no sale on that day, fair valuation

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    procedures as described below may be applied if deemed more appropriate. Valuation of certain derivatives is performed using procedures approved by the Trust's Board of Trustees.

    When the Advisor determines that the price of a security is not readily available (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event that materially affects the furnished price), it may in good faith, establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Trust's Board of Trustees.

    REPURCHASE AGREEMENTS

    Under a repurchase agreement, a Fund purchases a debt security and simultaneously agrees to sell the security back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser's holding period. While the maturities of the underlying securities received as collateral in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. A Fund will enter into repurchase agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a repurchase agreement with a Fund is monitored by the Advisor.

    In addition, the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest earned on the repurchase agreement. In the event of a default or bankruptcy by a selling financial institution, a Fund will seek to liquidate such collateral which could involve certain costs or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase were less than the repurchase price, the Fund could suffer a loss. A Fund also may experience difficulties and incur certain costs in exercising its rights to the collateral and may lose the interest the Fund expected to receive under the repurchase agreement.

    SHORT SALES

    The Access High Yield Fund and Access Flex Bear High Yield Fund may engage in short sales. When a Fund engages in a short sale, the Fund records a liability for securities sold short and records an asset equal to the proceeds received. The amount of the liability is subsequently marked to market to reflect the market value of the securities sold short. The Fund may also incur dividend expense if a security that has been sold short declares a dividend. The Fund is exposed to market risk based on the amount, if any, that the market value of the securities sold short exceeds the proceeds received.

    Short sales involve elements of market risk and exposure to loss in excess of the amounts reflected on the Statements of Assets and Liabilities. This risk is potentially unlimited, as a Fund that sells a security short without hedging will be exposed to any market value increase in the security sold short. During the period, there were no short sale transactions.

    WHEN-ISSUED SECURITIES

    The Funds may purchase securities on a when-issued basis. These securities are subject to market fluctuations and no interest accrues to the purchaser during the period from the date of the transaction to delivery of the securities. At the time a Fund makes the commitment to purchase securities on a when-issued basis, the Fund will record the transaction and thereafter reflect the value of the securities, each day, in determining the Fund's net asset value. At the time of delivery of the securities, the value of the securities may be more or less than the purchase price. The Trust will segregate cash or liquid instruments with the custodian for such when-issued securities. As of October 31, 2005, the Funds did not hold any when-issued securities.

    FUTURES CONTRACTS

    The Access High Yield Fund and Access Flex Bear High Yield Fund may purchase or sell stock index futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified commodity on the expiration date of the contract. A stock index futures contract obligates the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount multiplied by the difference between the final settlement price of a specific stock index futures contract and the price at which the agreement is made. No physical delivery of the underlying stocks in the index is made. The underlying stocks in the index are not physically delivered. Futures contracts may also be closed by entering into an offsetting transaction before final settlement. When the Fund purchases a put or call option on a futures contract, the Fund pays a premium for the right to sell or purchase the underlying futures contract for a specified price upon exercise at any time during the option period. By writing (selling) a put or call option on a futures contract, the Fund receives a premium in return for granting to the purchaser of the option the right to sell to or buy from the Fund the underlying futures contract for a specified price upon exercise at any time during the option period.

    Upon entering into a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the transaction is effected. A portion of the initial margin is reflected on the Statement of Assets and Liabilities as segregated cash balances with brokers for futures contracts and is restricted as to its use. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. The Fund will realize a gain or loss upon closing of a futures transaction.

    Futures contracts involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The face or contract amounts reflect the extent of the total exposure each Fund has in the particular classes of instruments. The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying securities and the possibility of an illiquid market for a futures contract.

    SWAP AGREEMENTS

    The Access High Yield Fund and Access Flex Bear High Yield Fund may enter into swap agreements for purposes of pursuing their investment objectives or as a substitute for investing directly in securities (or shorting securities), or to hedge a position. The value of swap agreements are equal to the Fund's obligations (or rights) under swap agreements, which will generally be equal to the net amounts to be paid or received under the agreements based upon the relative values of the positions held by each party to the agreements.

    Credit default swaps ("CDSs") are bilateral financial contracts that transfer the credit risk of a third party reference entity from one party to another. A buyer of a CDS receives credit protection or sheds credit risk, whereas the seller of a CDS is selling credit protection or assuming credit risk. The seller typically receives a pre-determined periodic payment from the other party in consideration for guaranteeing to make a specific payment to the buyer should the third party reference entity suffer a default event. If a default event occurs, the seller would be required to pay the par value of a referenced debt obligation to the counterparty in exchange for a defaulted debt obligation. When entering into or closing a CDS position, a cash flow to account for market premiums or discounts (as compared to par value) is exchanged. The Fund expects that new ("on-the run") CDS issues will become available periodically. As such the Fund does not expect to hold these contracts to maturity; rather it expects to periodically "roll" all positions to the typically more liquid newer issues.

    CDSs are marked-to-market daily based on the mean of bid and asked quotes as obtained from multiple dealers, and changes in value, as well as the accrual of the income, are recorded as "unrealized appreciation or depreciation on credit default swap agreements". Gains or losses on swap agreements are realized upon termination of the swap contract and the periodic coupon payments.

    In addition to being exposed to the credit risk of the underlying reference entity, CDSs are subject to counterparty risk, market risk and interest rate risk. CDSs utilized by the Fund may not perform as expected or in a manner similar to the high yield bond markets.

    In a "long" total return swap agreement, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the total return swap agreement would have increased in value had it been invested in the particular instruments, plus an amount equal to any dividends or interest that would have been received on those instruments. The Fund will agree to pay to the counterparty an amount equal to a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such instruments plus, in certain instances, commissions of trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount. Payment is made at the conclusion of a total return swap agreement. Total return swap agreements do not involve the delivery of securities or other underlying instruments. The net amount of the excess, if any, of a Fund's obligations over its entitlements with respect to each total return swap is accrued on a daily basis and an amount of cash or liquid assets, having an aggregate net asset value at least equal to such accrued excess is maintained in a segregated account by a Fund's custodian. Until a total return swap agreement is settled in cash, the gain or loss on the notional amount plus dividends or interest on the instruments less the interest paid by the Fund on the notional amount are recorded as "unrealized appreciation or depreciation on swap agreements" and when cash is exchanged, the gain or loss realized is recorded as "realized gains or losses on swap agreements".

    The Access High Yield Fund and Access Flex Bear High Yield Fund may enter into total return swap agreements that provide the opposite return of its benchmark index or security ("short" the index or security). Their operations is similar to that of the swaps disclosed above except that the counterparty pays interest to the Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, the Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized appreciation or depreciation to determine the value of the swap.

    Swap agreements involve, to varying degrees, elements of market risk and exposure to loss in excess of the amount reflected in the Statements of Assets and Liabilities. The notional amounts reflect the extent of the total investment exposure each Fund has under the swap agreement. The primary risks associated with the use of swap agreements are imperfect correlation between movements in the notional amount and the price of the underlying investments and the inability of counterparties to perform. A Fund bears the risk of loss of the amount expected to

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. A Fund will enter into swap agreements only with large, well-capitalized and well-established financial institutions. The creditworthiness of each of the firms which is a party to a swap agreement is monitored by the Advisor. Swap agreements are collateralized by cash and certain securities of each particular Fund.

    SECURITIES TRANSACTIONS AND RELATED INCOME

    Securities transactions are accounted for no later than one business day after trade date. However, for financial reporting purposes, securities transactions are reported on trade date. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized on sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

    ALLOCATIONS

    Expenses directly attributable to a Fund are charged to the Fund, while expenses which are attributable to more than one Fund are allocated among the respective Funds based upon relative net assets or another reasonable basis. Expenses which are attributable to more than one Trust are allocated across the ProFunds and Access One Trusts based upon relative net assets or another reasonable basis. ProFund Advisors LLC also serves as the investment advisor for each of the additional 2 active Funds in the Access One Trust and each of the 91 active ProFunds in the ProFunds Trust.

    The investment income and expenses of a Fund (other than class specific expenses charged to a class) and realized and unrealized gains and losses on investments of a Fund are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized and unrealized gains and losses are incurred.

    DISTRIBUTIONS TO SHAREHOLDERS

    The Access Flex Bear High Yield Fund intends to declare and distribute net investment income at least annually. The Access High Yield Fund intends to declare and distribute net investment income at least quarterly. The Access Money Market Fund declares dividends from net investment income daily and pays dividends on a monthly basis. Net realized capital gains, if any, will be distributed annually.

    The amount of distributions from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., return of capital, equalization, certain gain/loss and certain distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require a reclassification. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as a part of the dividends paid deduction for income tax purposes.

    REDEMPTION FEES

    Prior to September 8, 2005, for shares of Access High Yield Fund that were redeemed or exchanged within 5 days of purchase, a fee of 2% of the total redemption amount was assessed subject to certain exceptions or limitations. These exceptions included but were not limited to redemptions of shares held in certain omnibus accounts and retirement plans that cannot implement the redemption fee. For purposes of calculating the fee, shares held longest were treated as being redeemed first and shares held shortest as being redeemed last and were retained by the Funds for the benefit of remaining shareholders to defray Fund portfolio transaction expenses and facilitate portfolio management. For financial statement purposes, these amounts are included in the Statement of Changes in Net Assets as "Proceeds from shares issued". The Access High Yield Fund had $6,047 in redemption fees during the period ended September 7, 2005. Effective September 8, 2005, the redemption fees are no longer assessed.

    FEDERAL INCOME TAXES

    Each of the Funds intends to qualify each year as a regulated investment company (a "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended. A RIC generally is not subject to federal income tax on income and gains distributed in a timely manner to its shareholders. The Funds intend to make timely distributions in order to avoid tax liability. The Funds have a tax fiscal year end of October 31st.

3.  FEES AND TRANSACTIONS WITH AFFILIATES

    The Advisor serves as the investment advisor for each of the Funds. The Funds have entered into an Investment Advisory Agreement with the Advisor. Under this agreement, the Access High Yield Fund and the Access Flex Bear High Yield Fund each pay the Advisor a fee at an annualized rate, based on the average daily net assets of each respective Fund, of 0.75%. The Access Money Market Fund pays the Advisor a fee at an annualized rate, based on the average daily net assets of 0.50%.

    BISYS Fund Services Limited Partnership ("BISYS"), a wholly owned subsidiary of The BISYS Group, Inc., acts as the Trust's administrator (the "Administrator"). For its services as Administrator, the Trust pays BISYS an annual

ACCESS ONE TRUST

                                OCTOBER 31, 2005

    fee based on ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.005% to 0.05%. In addition, as Administrator, BISYS receives additional fees for support of the Trust's Compliance Service Program. ProFunds Distributors, Inc., an affiliate of BISYS, serves as the Trust's distributor and principal underwriter and receives no compensation from the Funds for such services. BISYS Fund Services, Inc., also an affiliate of BISYS, acts as transfer agent and fund accounting agent for the Funds for which it receives additional fees. As transfer agent for the Funds, BISYS receives a base fee, account charges and reimbursement of certain expenses. As fund accounting agent for the Funds, BISYS Fund Services Ohio, Inc. receives an annual fee based on the ProFunds and Access One Trust aggregate average net assets at an annualized tier rate ranging from 0.00375% to 0.10%, a base fee and reimbursement of certain expenses.

    The Advisor, pursuant to a separate Management Services Agreement, performs certain client support services and other administrative services on behalf of the Funds. For these services, each Fund pays the Advisor a fee at the annual rate of 0.15% of its average daily net assets.

    Effective January 1, 2005, the Trust entered into an agreement with the Advisor for services related to the operation and maintenance of a shareholder trading platform. The Trust pays the Advisor a monthly fee for these services as reflected on the Statement of Operations as "Service fees."

    Under a Rule 12b-1 Distribution and Shareholder Services Plan (the "Plan"), adopted by the Board of Trustees, the Funds may pay broker-dealers (including, ProFunds Distributors, Inc.), investment advisers, banks, trust companies, accountants, estate planning firms, or other financial institutions or securities industry professionals ("Authorized Firms"), a fee as compensation for service and distribution-related activities and/or shareholder services.

    Under the Plan, Class A shares are authorized to pay a fee at an annual rate not to exceed 0.40% of each Fund's average daily net assets attributable to Class A shares as compensation for service and distribution-related activities and for shareholder services in accordance with applicable law. Currently, the Trustees have approved the payment of up to 0.25% of each Fund's average daily net assets attributable to Class A shares as compensation for shareholder services and have authorized no payments as compensation for service and distribution-related activities with respect to Class A shares. The Trustees may approve additional payments for service and distribution-related services when the Trustees believe that it is in, or not opposed to, the best interest of Class A shareholders to do so.

    Under the Plan, Class C shares are authorized to pay a fee of at an annual rate not to exceed 1.00% of each Fund's average daily net assets attributable to Class C shares, of which 0.75% may be compensation for service and distribution-related activities with respect to Class C shares and of which 0.25% may be compensation for shareholder services with respect to Class C shares.

    During the period ended October 31, 2005, the Advisor was reimbursed $7,447 for expenses incurred under the Plan.

    As distributor, BISYS, is entitled to receive commissions on sales of shares of the Funds. For the period ended October 31, 2005, BISYS received $32,910 from commissions earned on sales of shares of the Funds, of which $24,395 was allowed to affiliated broker/dealers of the Funds.

    Certain Officers and a Trustee of the Trust are affiliated with the Advisor or the Administrator. Such Officers and Trustee receive no compensation from the Funds for serving in their respective roles. Each of the two Independent Trustees are compensated $35,000 per year based on four regular meetings, plus a maximum of $2,500 for each additional board meeting, if applicable, in aggregate from the ProFunds and Access One Trusts. Each of the two Independent Trustees were compensated $40,250 ($80,500 total) in meeting and retainer fees, plus the reimbursement for certain expenses incurred, in aggregate from the ProFunds and Access One Trusts during the period ended October 31, 2005. There are certain employees of the Advisor, such as the Trust's Chief Compliance Officer and staff who administer the Trust's compliance program, in which the Funds reimburse the Advisor for their related compensation and certain other expenses incurred as reflected on the Statements of Operations as "Compliance services fees."

    During the period ended October 31, 2005, the Advisor voluntarily waived or reimbursed $31,502 of fees for the Access High Yield Fund and $45,000 of fees for the Access Money Market Fund. These fees were voluntarily waived to maintain a more competitive expense ratio. These fees are not available to be recouped in subsequent years.

4.  SECURITIES TRANSACTIONS

    The cost of security purchases and the proceeds from the sale of U.S. government securities (excluding securities maturing less than one year from acquisition) during the period ended October 31, 2005 were as follows:

                                                        PURCHASES            SALES
                                                       ------------      ------------
Access High Yield Fund................................ $123,600,553      $123,245,610
Access Flex Bear High Yield Fund......................      547,830           547,680

ACCESS ONE TRUST

                                OCTOBER 31, 2005

5.  FEDERAL INCOME TAX INFORMATION

    As of the latest tax year end of October 31, 2005, the following Access One Funds had net capital loss carryforwards to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryovers are used to offset future capital gains, it is probable that the gains so offset will not be distributed to shareholders:

                                                        EXPIRES 2013
                                                        ------------
Access High Yield Fund...........................        $  518,795
Access Flex Bear High Yield Fund.................         2,713,032

The tax character of dividends paid to shareholders during the fiscal year ended October 31, 2005, were as follows:

                                                                                                TOTAL
                                   ORDINARY    NET LONG-TERM    TOTAL TAXABLE   TAX RETURN   DISTRIBUTIONS
                                    INCOME         GAINS        DISTRIBUTIONS   OF CAPITAL       PAID*
                                  ----------   -------------    -------------   ----------   -------------
Access High Yield Fund.........    $480,927       $   --         $   480,927      $  --         $480,927
Access Money Market Fund.......      24,003           --              24,003         --           24,003

*Total distributions paid may differ from the amounts reported in the Statements of Changes in Net Assets because for tax purposes distributions are recognized when actually paid.

As of October 31, 2005, the components of accumulated earnings (deficit) on a tax basis were as follows:

                                                                                                                        TOTAL
                                     UNDISTRIBUTED   UNDISTRIBUTED                   ACCUMULATED      UNREALIZED     ACCUMULATED
                                       ORDINARY        LONG TERM      DISTRIBUTIONS  CAPITAL AND    APPRECIATION      EARNINGS
                                        INCOME       CAPITAL GAINS       PAYABLE     OTHER LOSSES   (DEPRECIATION)     (DEFICIT)
                                     -------------   -------------    -------------  ------------   --------------   -----------
Access High Yield Fund...............   $   551          $  --             $ --      $  (518,795)      $     --      $  (518,244)
Access Money Market Fund.............        40             --              (40)              --             --               --
Access Flex Bear
  High Yield Fund....................        --             --               --       (2,713,032)       576,613       (2,136,419)

At October 31, 2005, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

                                                                                                             NET
                                                                    TAX                 TAX               UNREALIZED
                                                                 UNREALIZED          UNREALIZED          APPRECIATION
                                                TAX COST        APPRECIATION        DEPRECIATION        (DEPRECIATION)
                                              ------------     --------------      -------------        --------------
Access High Yield Fund...............         $    235,000         $ --                $  --                 $ --
Access Money Market Fund.............           12,715,000           --                   --                   --
Access Flex Bear High Yield Fund.....          256,195,000           --                   --                   --

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of the Access High Yield Fund, the Shareholders of the Access Money Market Fund, the Class A Shareholders of the Access Flex Bear High Yield Fund, and the Board of Trustees of the Access One Trust

We have audited the accompanying statements of assets and liabilities of the Access High Yield Fund, Access Money Market Fund and Access Flex Bear High Yield Fund ("the Funds", and three of the funds constituting the Access One Trust) including the schedules of portfolio investments, as of October 31, 2005, and the related statements of operations, statements of changes in net assets and financial highlights for the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds' internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2005, by correspondence with the custodians and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Access High Yield Fund, Access Money Market Fund and Access Flex Bear High Yield Fund of the Access One Trust as of October 31, 2005 and the results of their operations, the changes in their net assets and their financial highlights for the period then ended, in conformity with U.S. generally accepted accounting principles.

                                                           /s/ Ernst & Young LLP

Columbus, Ohio
December 15, 2005

ACCESS ONE TRUST

                                                                TRUSTEES AND OFFICERS

                                                                                               NUMBER OF
                                              TERM OF                                       PORTFOLIOS** IN         OTHER
                           POSITION(S)       OFFICE AND                                      FUND COMPLEX        DIRECTORSHIP
     NAME, ADDRESS          HELD WITH        LENGTH OF         PRINCIPAL OCCUPATION(S)        OVERSEEN BY          HELD BY
     AND BIRTH DATE        REGISTRANT       TIME SERVED*        DURING PAST 5 YEARS             TRUSTEE            TRUSTEE
     --------------        -----------      ------------       -----------------------      ---------------      ------------
INDEPENDENT TRUSTEES
--------------------
Russell S. Reynolds, III     Trustee         Indefinite:        Directorship Search          Access One          Directorship
c/o ProFunds                                 December           Group, Inc. (Executive        Trust (5)          Search
7501 Wisconsin Avenue,                       2004 to            Recruitment): President     ProFunds (91)        Group, Inc.
Suite 1000 Bethesda,                         present            (2004 to present);
MD 20814 Birth Date: 1957                                       Managing Director
                                                                (March 1993 to 2004)

Michael C. Wachs             Trustee         Indefinite:        AMC Delancey Group,          Access One          AMC
c/o ProFunds                                 December           Inc. (Real Estate             Trust (5)          Delancey
7501 Wisconsin Avenue,                       2004 to            Development): Vice          ProFunds (91)        Group, Inc.
Suite 1000                                   present            President (January 2001
Bethesda, MD 20814                                              to present); Delancey
Birth Date: 1961                                                Investment Group, Inc.
                                                                (Real Estate
                                                                Development): Vice
                                                                President (May 1996 to
                                                                December 2000)

INTERESTED TRUSTEE
------------------
Michael L. Sapir***          Trustee         Indefinite:        Chairman and Chief           Access One          None
7501 Wisconsin Avenue,                       December           Executive Officer of the      Trust (5)
Suite 1000                                   2004 to            Advisor (May 1997 to        ProFunds (91)
Bethesda, MD 20814                           present            present)
Birth Date: 1958

------
  * Each Trustee serves an indefinite term, until his or her successor is elected.
 ** Represents number of operational portfolios in Fund complex overseen by
    Trustee.
*** Mr. Sapir may   be deemed to be an "interested person," as defined by the
    1940 Act, because of his employment with, and ownership interest in, the Advisor.

        NAME, ADDRESS      POSITION(S) HELD       TERM OF OFFICE AND        PRINCIPAL OCCUPATION(S)
       AND BIRTH DATE       WITH REGISTRANT      LENGTH OF TIME SERVED        DURING PAST 5 YEARS
       --------------      ----------------      ---------------------      -----------------------
OFFICERS
--------
Michael L. Sapir           Chairman                   Indefinite:                 Chairman and Chief
7501 Wisconsin Avenue,                          December 2004 to present          Executive Officer of the
Suite 1000                                                                        Advisor (May 1997 to
Bethesda, MD 20814                                                                present)
Birth Date: 1958

Louis M. Mayberg           President                  Indefinite:                 President of the Advisor
7501 Wisconsin Avenue,                          December 2004 to present          (May 1997 to present)
Suite 1000
Bethesda, MD 20814
Birth Date: 1962

Marc R. Bryant             Secretary                  Indefinite:                 Vice President and General
7501 Wisconsin Avenue,                          December 2004 to present          Counsel of the Advisor
Suite 1000                                                                        (January 2005 to present);
Bethesda, MD 20814                                                                Vice President and Chief
Birth Date: 1966                                                                  Legal Counsel of the
                                                                                  Advisor (July 2001 to
                                                                                  December 2004); GE
                                                                                  Investment Management
                                                                                  Inc; Vice President and
                                                                                  Associate General Counsel
                                                                                  (April 1998 to June 2001)

ACCESS ONE TRUST

                                           TRUSTEES AND OFFICERS (CONTINUED)

       NAME, ADDRESS       POSITION(S) HELD        TERM OF OFFICE AND       PRINCIPAL OCCUPATION(S)
       AND BIRTH DATE      WITH REGISTRANT       LENGTH OF TIME SERVED        DURING PAST 5 YEARS
       --------------      ---------------       ---------------------      -----------------------
Victor M. Frye             Chief Compliance            Indefinite:          Counsel and Chief
7501 Wisconsin Avenue,     Officer              December 2004 to present    Compliance Officer to the
Suite 1000                                                                  Advisor (October 2002 to
Bethesda, MD 20814                                                          present); Counsel,
Birth Date: 1958                                                            Compliance Officer and
                                                                            Assistant Secretary -
                                                                            Calvert Group, Ltd.
                                                                            (January 1999 to
                                                                            October 2002)

Troy A. Sheets             Treasurer                   Indefinite:          BISYS Fund Services:
3435 Stelzer Road                               December 2004 to present    Vice President of Financial
Columbus, Ohio 43219                                                        Services (April 2002 to
Birth Date: 1971                                                            present); KPMG LLP:
                                                                            Senior Manager
                                                                            (August 1993 to
                                                                            March 2002)

John Danko                 Vice President              Indefinite:          BISYS Fund Services:
3435 Stelzer Road                               December 2004 to present    Director of Client Services
Columbus, Ohio 43219                                                        (February 1997 to present)
Birth Date: 1967

     The Fund's Statement of Additional Information includes additional information about the Fund's Trustees and Officers. To receive your free copy of the Statement of Additional Information, call toll-free 1-888-776-3637.

                       This Page Intentionally Left Blank

ACCESS FUNDS

    POST OFFICE MAILING ADDRESS FOR INVESTMENTS

       P.O. Box 182800
       Columbus, OH 43218-2800

    PHONE NUMBERS

       Toll-free Number: 1-866-296-2603

    WEBSITE ADDRESS

       www.accesshighyield.com

This report is submitted for the general information of the shareholders of the Access One Trust. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus. To receive the most recent month end performance information for each Fund, visit www.accesshighyield.com.

A description of the policies and procedures that the Access One Trust uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Securities and Exchange Commission's "Commission" website at http://www.sec.gov. If applicable, information regarding how the Access One Trust voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (i) without charge by calling toll-free 1-888-776-3637; (ii) on the Access One Trust's website at http://www.accesshighyield.com; and (iii) on the Commission's website at http://www.sec.gov.

Access One Trust files complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. Schedules of Portfolio Holdings for the Funds in this report are available without charge on the Commission's website at http://www.sec.gov, or may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

                               [LOGO OF BEAR & BULL]
                                   PROFUNDS(R)
                                DISTRIBUTORS, INC.

           Access Funds are distributed by ProFunds Distributors, Inc.

                                                                           10/05

ITEM 2. CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This code of ethics is included as Exhibit 12(a)(1).

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

3(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on its audit committee.

3(a)(2) The audit committee financial expert is Michael C. Wachs, who is "independent" for purposes of this Item 3 of Form N-CSR.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)     2004 N/A
        2005 $73,232

(b)     2004 N/A
        2005 $7,500

        The fees for 2005 relate to the review of the semi-annual report to shareholders.

(c)     2004 N/A
        2005 $16,772

        Fees for 2005 relate to the preparation of the registrant's tax returns.

(d)     2004 N/A
        2005 $0

(e)(1) The Audit Committee may pre-approve at any regularly scheduled Audit Committee meeting audit, audit-related, tax and other non-audit services to be rendered or that may be rendered by the Auditor to the Trust and certain non-audit services to be rendered by the Auditor to the Advisor which require pre-approval by the Audit Committee. In connection with such pre-approvals, the Auditor, or a Trust officer, with the assistance of the Auditor, shall provide the Audit Committee with a report containing information about each type of service to be pre-approved at the meeting.

The Trust will use a combination of the two approaches for pre-approving proposed services: (1) the proposed service be specifically pre-approved by the Audit Committee ("specific pre-approval") or (2) may be pre-approved without consideration of specific case-by-case services by the audit committee ("general pre-approval"). Unless a type of service has received general pre-approval, it will require specific pre-approval by the Audit Committee. Additionally any proposed services exceeding pre-approved cost levels will also require specific pre-approval by the Audit Committee.

(e)(2)  2004 N/A
        2005 0%

(f) Not applicable.

(g)     2004 N/A
        2005 $24,272

(h) Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

         (a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

         (a)(1) The code of ethics that is the subject of the disclosure required by Item 2 is attached hereto.

         (a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

         (a)(3) Not applicable.

         (b) Certifications pursuant to Rule 30a-2(b) are furnished hereto.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Access One Trust
            --------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                         -------------------------------------------------------
                           Troy A. Sheets, Treasurer and Principal Financial Officer

Date January 6, 2006
    ----------------------------------------------------------------------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Louis M. Mayberg
                         -------------------------------------------------------
                           Louis M. Mayberg, President and Principal Executive Officer

Date January 6, 2006
    ----------------------------------------------------------------------------

By (Signature and Title)* /s/ Troy A. Sheets
                         -------------------------------------------------------
                           Troy A. Sheets, Treasurer and Principal Financial Officer

Date January 6, 2006
    ----------------------------------------------------------------------------

* Print the name and title of each signing officer under his or her signature.